As filed with the Securities and Exchange Commission on February 25, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22486

GPS Funds II
(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520
(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520
(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2015

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

GuideMark® Global Real Return Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 93.58%
	Exchange Traded Funds - 93.58%
34,723	Energy Select Sector SPDR Fund (a)	$2,748,673
15,739	Market Vectors Gold Miners ETF (a)	289,283
478,880	PowerShares DB Commodity Index Tracking Fund (a)(b)	8,835,336
73,286	PowerShares Global Agriculture Portfolio (a)	2,148,013
182,244	SPDR Barclays TIPS ETF	10,202,019
64,037	SPDR DB International Government Inflation-Protected Bond ETF	3,646,907
130,375	SPDR Dow Jones International Real Estate ETF (a)	5,419,689
73,254	SPDR Dow Jones REIT ETF (a)	6,658,788
61,798	SPDR Metals and Mining ETF (a)	1,907,086
449,697	SPDR S&P Global Natural Resources ETF (a)(c)	19,786,668
61,778	SPDR S&P International Energy Sector ETF (a)	1,273,862
		62,916,324
	Total Investment Companies (Cost $66,585,686)	62,916,324

	SHORT TERM INVESTMENTS - 4.13%
	Money Market Funds - 4.13%
2,773,303	Federated Prime Obligations Fund
	Effective Yield, 0.03%	2,773,303
	Total Short Term Investments (Cost $2,773,303)	2,773,303

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 22.37%
	Money Market Funds - 22.37%
15,040,046	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	15,040,046
	Total Investments Purchased as Securities Lending Collateral (Cost $15,040,046)	15,040,046

	Total Investments (Cost $84,399,035) - 120.08%	80,729,673
	Liabilities in Excess of Other Assets - (20.08)%	(13,499,609)
	TOTAL NET ASSETS - 100.00%	$67,230,064

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$84,399,035
Gross unrealized appreciation	3,230,349
Gross unrealized depreciation	(6,899,711)
Net unrealized depreciation	($3,669,362)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuideMark® Opportunistic Fixed Income Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.96%
	American Express Credit Account Master Trust
100,000	Series 2013-3A, 0.980%, 05/15/2019	$100,004
200,000	Series 2013-1A, 0.581%, 02/16/2021 (a)	200,976
113,586	Bayview Opportunity Master Fund Trust IIB LP
	Series 2014-18NP, 3.228%, 07/28/2034 (Acquired 06/27/2014, Cost $113,586) (b)	114,170
95,000	BMW Vehicle Owner Trust
	Series 2014-A, 0.970%, 11/26/2018	94,935
	Capital One Multi-Asset Execution Trust
125,000	Series 2013-A3, 0.960%, 09/16/2019	124,592
115,000	Series 2014-A5, 1.480%, 07/15/2020	115,094
100,000	Colony American Homes
	Series 2014-1A, 2.100%, 05/17/2031 (Acquired 04/02/2014, Cost $99,268) (a)(b)	97,676
125,000	Invitation Homes Trust
	Series 2014-SFR1, 1.662%, 06/17/2031 (Acquired 05/22/2014, Cost $125,000) (a)(b)	124,095
80,000	Nissan Auto Lease Trust
	Series 2014-B, 1.120%, 09/15/2017	79,712
	OneMain Financial Issue Trust
100,000	Series 2014-1A, 2.430%, 06/18/2024 (Acquired 04/09/2014, Cost $99,998) (b)	99,998
125,000	Series 2014-2A, 2.470%, 09/18/2024 (Acquired 07/23/2014, Cost $124,980) (b)	125,490
260,000	Series 2014-2A, 5.310%, 09/18/2024 (Acquired 09/12/2014, Cost $261,160) (b)	261,378
	Sierra Receivables Funding Co. LLC
36,025	Series 2013-1A, 1.590%, 11/20/2029 (Acquired 10/22/2013, Cost $35,944) (b)	35,951
149,478	Series 2013-3A, 2.200%, 10/20/2030 (Acquired 10/29/2013 and 03/12/2014, Cost $149,770) (b)	148,688
100,000	Springleaf Funding Trust
	Series 2014-A, 2.410%, 12/15/2022 (Acquired 03/19/2014, Cost $99,983) (b)	99,917
156,042	TAL Advantage V LLC
	Series 2013-2A, 3.550%, 11/20/2038 (Acquired 10/31/2013, Cost $155,975) (b)	158,120
	Total Asset Backed Securities (Cost $1,980,605)	1,980,796

	BANK LOANS - 4.14%
73,640	American Beacon Advisors, Inc.
	4.750%, 11/22/2019 (a)	72,719
129,345	American Builders & Contractors Supply Co., Inc.
	3.500%, 04/16/2020 (a)	125,626
33,074	American Tire Distributors, Inc.
	5.750%, 06/01/2018 (a)	33,157
98,835	Amneal Pharmaceuticals, LLC
	5.001%, 11/01/2019 (a)	98,814
79,623	AmSurg Corp.
	3.750%, 07/16/2021 (a)	79,324
124,063	Aptean Holdings, Inc.
	5.250%, 02/26/2020 (a)	120,341
114,138	Aramark Corp.
	3.250%, 02/24/2021 (a)	112,449
154,900	Ardagh Group S.A.
	4.000%, 12/17/2019 (a)	152,383
221,625	Arysta LifeScience Corp.
	4.500%, 05/29/2020 (a)	220,701
126,661	Asurion Corp.
	5.000%, 05/24/2019 (a)	125,131
42,847	Awas Aviation Capital Ltd.
	3.500%, 07/16/2018 (a)	42,311
70,277	Axalta Coatings Systems, LLC
	3.750%, 02/01/2020 (a)	68,652
110,000	B/E Aerospace, Inc.
	4.000%, 12/16/2021 (a)	110,000
218,350	Big Heart Pet Brands
	3.500%, 03/08/2020 (a)	210,162
	BMC Software, Inc.
177,071	5.000%, 09/10/2020 (a)	171,759
91,601	5.000%, 09/10/2020 (a)	90,885

219,310	Burger King
	4.500%, 10/27/2021 (a)	219,408
165,000	Cable & Wireless Communications Plc
	4.734%, 11/06/2016 (a)	165,000
129,507	Calpine Corporation
	4.000%, 10/09/2019 (a)	128,131
42,231	Charter Communications, Inc.
	4.250%, 09/12/2021 (a)	42,498
28,594	CHS/Community Health Systems, Inc.
	4.250%, 01/27/2021 (a)	28,574
49,376	Coinmach Corp.
	4.250%, 11/14/2019 (a)	48,697
101,591	Continental Building Products, Inc.
	4.000%, 08/28/2020 (a)	99,982
97,580	Creative Artists Agency, LLC
	6.750%, 12/10/2021 (a)	97,946
99,000	Crosby Worldwide Ltd.
	3.750%, 11/23/2020 (a)	94,050
49,875	DaVita HealthCare Partners, Inc.
	3.500%, 06/24/2021 (a)	49,474
38,948	DealerTrack Technologies, Inc.
	3.250%, 02/28/2021 (a)	38,278
23,378	Dematic Corp.
	4.250%, 12/28/2019 (a)	23,144
26,078	Doncasters Group Ltd.
	4.500%, 04/09/2020 (a)	25,964
18,000	Emerald Performance Materials, LLC
	4.500%, 08/01/2021 (a)	17,633
80,000	Energy Transfer Equity L.P.
	3.250%, 12/02/2019 (a)	77,800
48,884	Entegris, Inc.
	3.500%, 04/30/2021 (a)	47,937
68,600	FleetPride Corp.
	5.250%, 11/19/2019 (a)	67,571
32,143	Fogo de Chão Churrascaria Holdings, LLC
	11.000%, 01/20/2020 (a)	31,982
	Garda World Security Corporation
48,877	4.000%, 11/06/2020 (a)	47,838
12,503	4.000%, 11/06/2020 (a)	12,238
66,833	Gates Global LLC
	4.250%, 07/05/2021 (a)	65,174
64,399	Generac Power Systems, Inc.
	3.250%, 05/31/2020 (a)	62,467
95,814	Goodpack Ltd.
	4.750%, 09/09/2021 (a)	95,574
138,950	Grifols, S.A.
	3.169%, 02/27/2021 (a)	137,283
49,500	Grosvenor Capital Management, L.P.
	3.750%, 01/04/2021 (a)	48,634
26,031	HarbourVest Partners, LLC
	3.250%, 02/04/2021 (a)	25,217
129,668	HD Supply Holdings, Inc.
	3.234%, 06/28/2018 (a)	128,668
232,934	Hilton Worldwide Holdings, Inc.
	3.500%, 10/26/2020 (a)	230,546
129,025	HUB International Ltd.
	4.250%, 10/02/2020 (a)	125,670
39,700	IMS Health Holdings, Inc.
	3.500%, 03/17/2021 (a)	38,923
138,208	Infor Global Solutions, Inc.
	3.750%, 06/03/2020 (a)	134,278
132,911	iQor, Inc.
	6.000%, 04/01/2021 (a)	123,607
83,916	Level 3 Communications, Inc.
	4.500%, 01/31/2022 (a)	84,205
18,135	Libbey, Inc.
	3.750%, 04/09/2021 (a)	17,908
91,088	Lightower Fiber Networks, LLC
	4.000%, 04/13/2020 (a)	89,494

69,883	M/A-COM Technology Solutions, Inc.
	4.500%, 05/07/2021 (a)	69,883
129,025	Mallinckrodt, LLC
	3.250%, 03/19/2021 (a)	126,633
88,650	Matrix Acquisition Corp.
	4.000%, 06/07/2020 (a)	87,126
141,688	Micro Focus International plc
	5.250%, 10/07/2021 (a)	136,611
32,712	Microsemi Corporation
	3.500%, 02/19/2020 (a)	32,303
132,829	Millennium Laboratories, LLC
	5.250%, 04/16/2021 (a)	132,372
59,250	NXP Semiconductors N.V.
	3.250%, 01/11/2020 (a)	58,534
59,700	Ortho-Clinical Diagnostics, Inc.
	4.750%, 06/30/2021 (a)	58,842
20,849	Overseas Shipholding Group, Inc.
	5.250%, 08/05/2019 (a)	20,380
69,650	Patheon, Inc.
	4.250%, 03/11/2021 (a)	67,800
27,352	Performance Sports Group Ltd.
	4.000%, 04/15/2021 (a)	27,045
117,311	Pinnacle Agriculture Holdings, LLC
	4.750%, 11/15/2018 (a)	116,431
61,456	Planet Fitness (Pty) Ltd.
	4.750%, 03/31/2021 (a)	60,687
	PowerTeam Services, LLC
6,556	4.250%, 05/06/2020 (a)	6,408
122,782	4.250%, 05/06/2020 (a)	119,866
188,424	Quintiles Transnational Holdings, Inc.
	3.750%, 06/08/2018 (a)	186,540
127,199	Realogy Holdings Corp.
	3.750%, 03/05/2020 (a)	125,397
34,375	Reddy Ice Holdings, Inc.
	6.750%, 05/01/2019 (a)	30,336
73,617	Renaissance Learning
	4.500%, 04/09/2021 (a)	72,328
59,700	SBA Communications Corp.
	3.250%, 03/24/2021 (a)	58,581
134,229	Sedgwick CMS Holdings, Inc.
	3.750%, 03/01/2021 (a)	130,761
	Service King
3,635	4.750%, 08/18/2021 (a)	3,629
32,262	4.750%, 08/18/2021 (a)	32,212
79,167	Signode Packaging Systems
	3.750%, 05/01/2021 (a)	76,198
73,065	Sinclair Broadcast Group, Inc.
	3.000%, 04/09/2020 (a)	71,238
66,729	Sprouts Farmers Market, Inc.
	4.000%, 04/23/2020 (a)	66,687
81,205	Talbots, Inc.
	4.750%, 03/19/2020 (a)	78,769
49,501	The Brickman Group, Ltd.
	4.000%, 12/18/2020 (a)	48,310
77,925	The Hillman Group, Inc.
	4.500%, 06/30/2021 (a)	77,146
133,635	The QUIKRETE Companies, Inc.
	4.000%, 09/28/2020 (a)	132,131
206,696	The ServiceMaster Company
	4.250%, 07/01/2021 (a)	203,310
79,600	Time, Inc.
	4.250%, 04/26/2021 (a)	79,003
	TransDigm, Inc.
95,704	3.750%, 02/28/2020 (a)	94,229
226,109	3.750%, 06/04/2021 (a)	222,379
110,654	Tribune Media Company
	4.000%, 12/27/2020 (a)	109,201
130,000	Valeant Pharmaceuticals International, Inc.
	3.500%, 06/27/2020 (a)	129,052
34,017	VAT Vakuumventile AG
	4.750%, 02/11/2021 (a)	33,804

129,425	Vertafore, Inc.
	4.250%, 10/03/2019 (a)	128,400
129,693	Visteon Corporation
	3.500%, 04/09/2021 (a)	128,315
12,482	WESCO International, Inc.
	3.750%, 12/12/2019 (a)	12,443
215,846	Wilsonart International, Inc.
	4.000%, 10/31/2019 (a)	209,910
132,486	Zayo Group, LLC
	4.000%, 07/02/2019 (a)	131,526
131,387	Zebra Technologies Corporation
	4.750%, 10/27/2021 (a)	132,414
	Total Bank Loans (Cost $8,606,885)	8,531,377

	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.15%
	Adjustable Rate Mortgage
47,667	Series 2004-4, 2.677%, 03/25/2035 (a)	46,606
98,404	Series 2004-5, 2.564%, 04/25/2035 (a)	97,953
56,191	Series 2004-5, 2.582%, 04/25/2035 (a)	55,150
	Alternative Loan Trust
102,286	Series 2005-J1, 5.500%, 02/25/2025	104,583
36,995	Series 2003-9T1, 5.500%, 07/25/2033	37,317
47,555	Series 2003-20CB, 5.750%, 10/25/2033	49,327
78,862	Series 2004-14T2, 5.500%, 08/25/2034	83,993
26,916	Series 2004-28CB, 5.750%, 01/25/2035	27,590
79,600	Series 2006-4CB, 5.500%, 04/25/2036	75,821
201,299	Series 2006-J4, 6.250%, 07/25/2036	137,325
194,153	Series 2007-4CB, 5.750%, 04/25/2037	176,546
1,192,108	Series 2007-15CB, 6.000%, 07/25/2037	1,085,550
	Banc of America Alternative Loan Trust
60,548	Series 2003-8, 5.500%, 10/25/2033	62,664
128,960	Series 2003-10, 5.500%, 12/25/2033	132,873
74,328	Series 2013-10, 5.500%, 12/25/2033	76,817
71,670	Series 2005-6, 5.250%, 07/25/2035	64,986
	Banc of America Funding Corp.
171,195	Series 2004-B, 2.486%, 11/20/2034 (a)	163,705
35,833	Series 2005-5, 5.500%, 09/25/2035	37,633
1,654,262	Series 2006-3, 5.750%, 03/25/2036	1,561,016
1,234,744	Series 2007-3, 5.831%, 04/25/2037 (a)	1,071,158
110,018	Series 2008-R4, 0.620%, 07/25/2037 (Acquired 10/17/2012, Cost $80,107) (a)(b)	80,353
111,623	Bank of America Mortgage Securities, Inc.
	Series 2005-A, 2.720%, 02/25/2035 (a)	108,594
240,000	Bear Stearns Commercial Mortgage Securities Trust
	Series 2003-PWR2, 6.580%, 05/11/2039 (Acquired 03/06/2012, Cost $245,303) (a)(b)	246,208
100,000	BLCP Hotel Trust
	Series 2014-CLRN, 3.831%, 08/15/2029 (Acquired 10/01/2014, Cost $99,625) (a)(b)	100,191
835,000	CFCRE Commercial Mortgage Trust
	Series 2011-C1, 5.535%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,115) (a)(b)	928,799
	Chase Mortgage Finance Trust
85,577	Series 2007-A1, 2.541%, 02/25/2037 (a)	84,537
1,168,726	Series 2007-S3, 6.000%, 05/25/2037	1,006,097
	CHL Mortgage Pass-Through Trust
61,877	Series 2004-12, 2.582%, 08/25/2034 (a)	58,061
60,721	Series 2004-HYB4, 2.396%, 09/20/2034 (a)	58,255
276,756	Series 2004-HYB8, 3.246%, 01/20/2035 (a)	271,017
90,933	Series 2005-11, 0.440%, 04/25/2035 (a)	79,095
71,821	Series 2005-21, 5.500%, 10/25/2035	67,795
155,743	Series 2006-10, 6.000%, 05/25/2036	143,753
91,820	Citicorp Mortgage Securities Trust
	Series 2006-4, 6.000%, 08/25/2036	93,440
225,000	Citigroup Commercial Mortgage Trust
	Series 2013-375P, 3.518%, 05/11/2035 (Acquired 05/16/2013, Cost $212,340) (a)(b)	218,398
	Citigroup Mortgage Loan Trust
42,296	Series 2005-2, 2.552%, 05/25/2035 (a)	40,940
370,150	Series 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $377,662) (b)	378,032
	CitiMortgage Alternative Loan Trust
143,815	Series 2006-A3, 6.000%, 07/25/2036	130,155
121,233	Series 2006-A4, 6.000%, 09/25/2036	107,224

270,717	Series 2007-A6, 6.000%, 06/25/2037	225,773
130,410	Series 2007-A6, 6.000%, 06/25/2037	108,759
100,000	COMM Mortgage Trust
	Series 2014-SAVA, 2.561%, 06/15/2034 (Acquired 06/26/2014, Cost $100,000) (a)(b)	100,075
	Credit Suisse First Boston Mortgage Securities Corp.
36,846	Series 2005-1, 5.250%, 05/25/2028	37,332
38,066	Series 2003-AR26, 2.515%, 11/25/2033 (a)	36,856
30,155	Series 2003-AR28, 2.544%, 12/25/2033 (a)	29,338
102,747	Series 2004-AR4, 2.550%, 05/25/2034 (a)	101,721
152,667	Series 2005-10, 5.500%, 11/25/2035	136,819
160,547	Credit Suisse Mortgage Capital Certificates
	Series 2006-8, 6.500%, 10/25/2021	140,698
	Credit Suisse Mortgage Capital Mortgage-Backed Securities
603,402	Series 2006-9, 6.000%, 11/25/2036	583,221
687,297	Series 2007-1, 6.000%, 02/25/2037	621,244
100,000	Del Coronado Trust
	Series 2013-HDMZ, 5.161%, 03/15/2018 (Acquired 04/01/2013, Cost $100,000) (a)(b)	100,080
	Deutsche Alt-A Securities, Inc.
47,919	Series 2005-3, 5.250%, 06/25/2035	48,636
53,844	Series 2005-5, 5.500%, 11/25/2035 (a)	51,321
550,903	Series 2006-AR1, 5.568%, 02/25/2036 (a)	461,618
381,000	Extended Stay America Trust
	Series 2013-ESH, 5.053%, 12/05/2031 (Acquired 01/31/2013, Cost $395,444) (a)(b)	393,118
51,132	FDIC Trust
	Series 2013-N1, 4.500%, 10/25/2018 (Acquired 11/8/2013, Cost $51,423) (a)(b)	51,657
600,517	First Horizon Alternative Mortgage Securities
	Series 2007-FA4, 6.250%, 08/25/2037	474,938
729,495	First Horizon Mortgage Pass-Through Trust
	Series 2007-4, 6.000%, 08/25/2037	652,879
16,280	GMAC Mortgage Loan Trust
	Series 2003-J7, 5.000%, 11/25/2033	16,381
	GSR Mortgage Loan Trust
135,179	Series 2004-14, 2.733%, 12/25/2034 (a)	134,577
50,475	Series 2004-14, 2.757%, 12/25/2034 (a)	48,682
150,685	Series 2005-AR4, 2.470%, 07/25/2035 (a)	141,002
217,898	Series 2006-8F, 6.000%, 09/25/2036	178,849
1,164,216	Series 2006-9F, 6.500%, 10/25/2036	1,047,186
538,668	Series 2007-4F, 6.000%, 07/25/2037	491,308
	Hilton USA Trust
100,000	Series 2013-HLT, 5.222%, 11/05/2030 (Acquired 11/22/2013, Cost $100,431) (a)(b)	102,801
100,000	Series 2013-HLT, 3.714%, 11/07/2030 (Acquired 11/22/2013, Cost $100,430) (b)	101,312
100,000	Series 2013-HLT, 4.407%, 11/07/2030 (Acquired 11/22/2013, Cost $100,431) (b)	102,562
827,785	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	746,022
	IndyMac INDX Mortgage Loan Trust
794,670	Series 2005-AR1, 2.435%, 03/25/2035 (a)	795,377
48,955	Series 2005-AR16IP, 0.810%, 07/25/2045 (a)	43,364
134,966	JPMorgan Alternative Loan Trust
	Series 2006-A1, 2.488%, 03/25/2036 (a)	117,876
	JPMorgan Chase Commercial Mortgage Securities Trust
95,001	Series 2013-JWMZ, 6.161%, 04/15/2018 (Acquired 05/23/2013, Cost $95,443) (a)(b)	95,030
8,514,475	Series 2012-C8, 2.214%, 10/17/2045 (a)(f)	859,894
	JPMorgan Mortgage Trust
51,697	Series 2003-A2, 1.990%, 11/25/2033 (a)	51,171
36,216	Series 2005-A3, 2.658%, 06/25/2035 (a)	36,747
85,154	Series 2005-A5, 2.653%, 08/25/2035 (a)	84,920
68,643	Series 2006-A1, 2.408%, 02/25/2036 (a)	61,527
138,398	Series 2006-A7, 2.695%, 01/25/2037 (a)	126,653
164,303	Series 2007-S1, 5.750%, 03/25/2037	143,444
851,810	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	844,511
	MASTR Adjustable Rate Mortgages Trust
133,364	Series 2004-7, 2.494%, 07/25/2034 (a)	134,357
802,661	Series 2006-2, 2.746%, 01/25/2036 (a)	803,065
	MASTR Alternative Loan Trust
54,901	Series 2003-9, 5.250%, 11/25/2033	57,210
59,764	Series 2004-5, 5.500%, 06/25/2034	62,849
67,050	Series 2004-5, 6.000%, 06/25/2034	71,202
157,107	Series 2004-8, 6.000%, 09/25/2034	161,508
11,607	Series 2004-12, 5.250%, 12/25/2034	11,663

106,426	Merrill Lynch Mortgage Investors Trust
	Series 2006-2, 2.120%, 05/25/2036 (a)	105,858
400,000	Morgan Stanley Capital I Trust
	Series 2011-C2, 5.304%, 06/17/2044 (Acquired 06/22/2011, Cost $351,734) (a)(b)	423,703
	Morgan Stanley Mortgage Loan Trust
1,276,548	Series 2005-10, 6.000%, 12/25/2035	1,065,158
1,086,427	Series 2007-12, 6.250%, 08/25/2037	1,037,372
200,000	Motel 6 Trust
	Series 2012-MTL6, 3.781%, 10/07/2025 (Acquired 11/02/2012, Cost $199,999) (a)(b)	198,234
97,686	New York Mortgage Trust
	Series 2006-1, 2.630%, 05/25/2036 (a)	88,855
	Residential Asset Securitization Trust
1,117,101	Series 2007-A2, 6.000%, 04/25/2037	972,330
874,229	Series 2007-A6, 6.000%, 06/25/2037	801,790
1,173,146	Series 2007-A7, 6.000%, 07/25/2037	870,251
141,500	Residential Funding Mortgage Securities I
	Series 2006-S1, 5.750%, 01/25/2036	144,554
	SCG Trust
100,000	Series 2013-SRP1, 2.656%, 11/15/2026 (Acquired 05/02/2014, Cost $100,300) (a)(b)	100,405
100,000	Series 2013-SRP1, 3.406%, 11/15/2026 (Acquired 05/05/2014, Cost $100,346) (a)(b)	100,522
1,286,202	Sequoia Mortgage Trust
	Series 2013-3, 2.500%, 03/25/2043 (a)	1,225,103
	Structured Adjustable Rate Mortgage Loan Trust
70,983	Series 2004-6, 2.358%, 06/25/2034 (a)	70,354
90,566	Series 2005-14, 0.480%, 07/25/2035 (a)	67,740
28,234	Structured Asset Securities Corp. Trust
	Series 2005-1, 5.500%, 02/25/2035	28,976
1,174,635	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (a)	760,899
	Washington Mutual Mortgage Pass-Through Certificates
42,256	Series 2004-CB2, 5.500%, 07/25/2034	44,201
250,000	Series 2005-AR7, 2.362%, 08/25/2035 (a)	246,486
341,915	Series 2006-5, 6.000%, 07/25/2036	285,322
238,491	Series 2006-AR19, 1.913%, 01/25/2047 (a)	216,483
85,958	Series 2007-OA3, 0.873%, 04/25/2047 (a)	75,465
441,556	Wells Fargo Alternative Loan Trust
	Series 2007-PA1, 6.000%, 03/25/2037	380,767
	Wells Fargo Mortgage Backed Securities Trust
44,791	Series 2003-J, 2.612%, 10/25/2033 (a)	45,053
109,583	Series 2004-A, 2.637%, 02/25/2034 (a)	110,084
41,384	Series 2005-AR10, 2.614%, 06/25/2035 (a)	41,627
125,403	Series 2005-11, 5.500%, 11/25/2035	130,413
101,632	Series 2005-16, 6.000%, 12/25/2035	100,764
81,529	Series 2005-17, 5.500%, 01/25/2036	83,204
	Total Collateralized Mortgage Obligations (Cost $31,470,780)	31,200,663

Number of Shares
	COMMON STOCKS - 1.14%
	Automobiles - 0.11%
8,751	Ford Motor Company	135,641
2,433	General Motors Co.	84,936
		220,577
	Chemicals - 0.04%
3,455	Tronox Ltd.	82,505
	Communications Equipment - 0.16%
11,606	Cisco Systems, Inc.	322,821
	Food & Staples Retailing - 0.12%
1,629	CVS Caremark Corp.	156,889
1,079	Wal-Mart Stores, Inc.	92,665
		249,554
	Oil & Gas - 0.19%
1,317	Exxon Mobil Corp.	121,757
6,366	Kinder Morgan, Inc.	269,345
		391,102
	Pharmaceuticals - 0.20%
2,739	Eli Lilly & Co.	188,964
1,237	Johnson & Johnson	129,353
2,936	Pfizer, Inc.	91,456
		409,773

	Semiconductor & Semiconductor Equipment - 0.03%
1,370	Texas Instruments, Inc.	73,247
	Specialty Retail - 0.17%
1,569	Home Depot, Inc.	164,698
2,637	Lowe’s Companies, Inc.	181,426
		346,124
	Technology Hardware, Storage & Peripherals - 0.05%
3,460	EMC Corp.	102,900
	Tobacco - 0.06%
2,434	Altria Group, Inc.	119,923
	Transportation - 0.01%
22	CEVA Holdings LLC (c)	22,430
	Total Common Stocks (Cost $1,855,956)	2,340,956

Principal
Amount
	CONVERTIBLE OBLIGATIONS - 1.28%
	Auto Components - 0.05%
30,000	TRW Automotive, Inc.
	3.500%, 12/01/2015	104,250
	Biotechnology - 0.18%
	BioMarin Pharmaceutical, Inc.
20,000	0.750%, 10/15/2018	23,612
48,000	1.500%, 10/15/2020	59,070
65,000	Emergent BioSolutions, Inc.
	2.875%, 01/15/2021 (Acquired 05/09/2014 through 05/21/2014, Cost $66,786) (b)	73,247
50,000	Gilead Sciences, Inc.
	1.625%, 05/01/2016	207,032
		362,961
	Communications Equipment - 0.23%
75,000	Ciena Corp.
	3.750%, 10/15/2018 (Acquired 01/17/2012 and 11/04/2013, Cost $83,400) (b)	93,235
45,000	Finisar Corp.
	0.500%, 12/15/2033	42,750
160,000	JDS Uniphase Corp.
	0.625%, 08/15/2033	169,800
125,000	Palo Alto Networks, Inc.
	-5.428%, 07/01/2019 (Acquired 06/25/2014 and 07/11/2014, Cost $124,894) (b)(d)	158,841
		464,626
	Homebuilders - 0.03%
30,000	Lennar Corp.
	3.250%, 11/15/2021 (Acquired 09/22/2014 through 10/13/2014, Cost $48,787) (b)	58,275
	Household Durables - 0.06%
115,000	Jarden Corp.
	1.125%, 03/15/2034 (Acquired 04/08/2014 through 10/22/2014, Cost $112,775) (b)	129,447
	Internet & Catalog Retail - 0.14%
	Priceline.com, Inc.
183,000	0.350%, 06/15/2020	204,960
85,000	0.900%, 09/15/2021 (Acquired 09/22/2014, Cost $80,601) (b)	81,175
		286,135
	Internet Software & Services - 0.05%
80,000	MercadoLibre, Inc.
	2.250%, 07/01/2019 (Acquired 06/25/2014, Cost $80,000) (b)	95,900
	Metals & Mining - 0.33%
780,000	B2Gold Corp.
	3.250%, 10/01/2018	690,397
	Oil & Gas - 0.04%
50,000	Chesapeake Energy Corp.
	2.750%, 11/15/2035	50,188
55,000	Peabody Energy Corp.
	4.750%, 12/15/2066	29,150
		79,338
	Pharmaceuticals - 0.13%
65,000	Mylan, Inc.
	3.750%, 09/15/2015	275,031
	Software - 0.04%
85,000	Nuance Communications, Inc.
	2.750%, 11/01/2031	85,159
	Total Convertible Obligations (Cost $2,346,793)	2,631,519

Number of Shares
	CONVERTIBLE PREFERRED STOCKS - 0.77%
	Electric Utilities - 0.01%
400	NextEra Energy, Inc.
	5.889%	26,776
	Food Products - 0.13%
5,225	Tyson Foods, Inc.
	4.750%	263,026
	Metals & Mining - 0.13%
2,886	Alcoa, Inc.
	5.375%	145,599
7,595	ArcelorMittal SA
	6.000%	131,393
		276,992
	Multi-Utilities - 0.04%
698	Dominion Resources, Inc. - Series A
	6.125%	41,887
547	Dominion Resources, Inc. - Series B
	6.000%	32,886
		74,773
	Oil & Gas - 0.05%
91	Chesapeake Energy Corp. (Acquired 10/19/2012, Cost $91,288) (b)
	5.750%	93,389
	Real Estate - 0.30%
3,046	iStar Financial, Inc.
	4.500%	180,841
7,500	Weyerhaeuser Co.
	6.375%	432,750
		613,591
	Wireless Telecommunication Services - 0.11%
2,210	Crown Castle International Corp. (c)
	4.500%	227,608
	Total Convertible Preferred Stocks (Cost $1,494,065)	1,576,155

Principal
Amount
	CORPORATE OBLIGATIONS - 14.92%
	Aerospace & Defense - 0.34%
30,000	Huntington Ingalls Industries, Inc.
	5.000%, 12/15/2021 (Acquired 11/17/2014, Cost $30,000) (b)	30,562
90,000	KLX, Inc.
	5.875%, 12/01/2022 (Acquired 11/21/2014, Cost $90,000) (b)	91,125
305,000	Meccanica Holdings USA, Inc.
	6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $268,564) (b)	292,038
35,000	Rockwell Collins, Inc.
	0.591%, 12/15/2016 (a)	35,023
40,000	Textron, Inc.
	3.875%, 03/01/2025	40,152
	TransDigm, Inc.
100,000	6.000%, 07/15/2022	100,250
100,000	6.500%, 07/15/2024	101,000
		690,150
	Automobiles - 0.11%
205,000	General Motors Co.
	5.200%, 04/01/2045	216,787
	Banks - 1.60%
280,000	Bank of America Corp.
	4.200%, 08/26/2024	285,581
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	106,065
100,000	5.000%, 08/15/2022	103,125
20,000	5.000%, 08/01/2023	20,600
100,000	Citigroup, Inc.
	6.300%, 12/29/2049 (a)	98,750
375,000	Intesa Sanpaolo SpA
	5.017%, 06/26/2024 (Acquired 06/19/2014, Cost $375,000) (b)	364,619
	JPMorgan Chase & Co.
800,000	4.250%, 11/02/2018	620,915
100,000	5.000%, 12/29/2049 (a)	98,344
100,000	6.000%, 12/29/2049 (a)	99,250

200,000	Lloyds Banking Group PLC
	4.500%, 11/04/2024	202,226
	Royal Bank of Scotland Group Plc
200,000	6.934%, 04/09/2018	279,520
675,000	6.125%, 12/15/2022	735,838
275,000	Societe Generale SA
	5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $272,506) (b)	277,006
		3,291,839
	Building Products - 0.10%
155,000	Atrium Windows & Doors, Inc.
	7.750%, 05/01/2019 (Acquired 04/11/2014, Cost $153,410) (b)	130,975
70,000	Owens Corning
	4.200%, 12/01/2024	69,219
		200,194
	Business Services - 0.46%
1,120,000	Alfa Bond OJSC Via Alfa Bond Issuance Plc
	7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	956,252
	Capital Markets - 0.14%
285,000	Morgan Stanley
	4.350%, 09/08/2026	287,094
	Chemicals - 0.55%
100,000	Albemarle Corp.
	4.150%, 12/01/2024	101,802
660,000	Hercules, Inc.
	6.500%, 06/30/2029	597,300
	INEOS Group Holdings SA
100,000	6.500%, 08/15/2018 (Acquired 05/02/2013, Cost $130,659) (b)	119,402
100,000	5.750%, 02/15/2019 (Acquired 02/11/2014, Cost $136,400) (b)	116,770
200,000	Mexichem SAB de CV
	5.875%, 09/17/2044 (Acquired 09/09/2014, Cost $198,300) (b)	191,000
		1,126,274
	Commercial Services & Supplies - 0.21%
100,000	Jaguar Holding Co. I
	9.375%, 10/15/2017 (Acquired 07/01/2014, Cost $101,395) (a)(b)	102,450
320,000	ServiceMaster Co.
	7.000%, 08/15/2020	332,800
		435,250
	Communications - 0.10%
200,000	Univision Communications, Inc.
	7.875%, 11/01/2020 (Acquired 04/20/2011, Cost $209,247) (b)	214,000
	Construction & Engineering - 0.05%
300,000	Odebrecht Finance Ltd.
	8.250%, 04/25/2018 (Acquired 04/17/2013, Cost $149,348) (b)	95,930
	Consumer Finance - 0.21%
60,000	Ally Financial, Inc.
	8.000%, 03/15/2020	70,950
150,000	Caterpillar Financial Services Corp.
	0.465%, 03/03/2017 (a)	150,012
	SLM Corp.
100,000	8.450%, 06/15/2018	111,750
100,000	5.500%, 01/15/2019	102,500
		435,212
	Diversified Financial Services - 0.78%
200,000	Corporacion Financiera de Desarrollo SA
	5.250%, 07/15/2029 (Acquired 07/08/2014, Cost $199,732) (a)(b)	203,540
750,000,000	Financiera de Desarrollo Territorial SA Findeter
	7.875%, 08/12/2024 (Acquired 08/06/2014, Cost $389,710) (b)	320,608
300,000	General Electric Capital Corp.
	7.125%, 06/15/2022 (a)	350,250
200,000	Jefferies Finance LLC / JFIN Co-Issuer Corp.
	6.875%, 04/15/2022 (Acquired 05/28/2014, Cost $202,500) (b)	184,000
465,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, 08/01/2021 (Acquired 07/29/2014, Cost $465,000) (b)	444,075
110,000	MSCI, Inc.
	5.250%, 11/15/2024 (Acquired 11/05/2014, Cost $110,000) (b)	114,125
		1,616,598
	Diversified Telecommunication Services - 0.15%
300,000	Brasil Telecom SA
	9.750%, 09/15/2016 (Acquired 09/09/2014, Cost $122,735) (b)	103,265

100,000	Frontier Communications Corp.
	7.875%, 01/15/2027	100,250
110,000	Level 3 Communications, Inc.
	5.750%, 12/01/2022 (Acquired 11/17/2014, Cost $110,000) (b)	111,238
		314,753
	Electric Utilities - 0.61%
580,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (b)	215,029
60,000	Duke Energy Progress, Inc.
	0.435%, 03/06/2017 (a)	59,850
200,000	EDP Finance BV
	4.125%, 01/15/2020 (Acquired 11/13/2014, Cost $199,578) (b)	201,445
500,000	Enel SpA
	8.750%, 09/24/2073 (Acquired 09/17/2013 and 01/27/2014, Cost $514,813) (b)	583,125
200,000	InterGen NV
	7.000%, 06/30/2023 (Acquired 06/07/2013, Cost $196,463) (b)	191,000
		1,250,449
	Electronic Equipment, Instruments & Components - 0.28%
430,000	Keysight Technologies, Inc.
	4.550%, 10/30/2024 (Acquired 10/06/2014, Cost $429,854) (b)	431,016
150,000	Sanmina Corporation
	4.375%, 06/01/2019 (Acquired 05/20/2014, Cost $150,000) (b)	149,250
		580,266
	Energy Equipment & Services - 0.21%
78,000	CGG
	7.750%, 05/15/2017	67,275
375,000	Oceaneering International, Inc.
	4.650%, 11/15/2024	367,899
		435,174
	Food & Staples Retailing - 0.02%
35,000	SUPERVALU, Inc.
	7.750%, 11/15/2022	34,475
	Food Products - 0.29%
445,000	BRF SA
	7.750%, 05/22/2018 (Acquired 05/15/2013, Cost $219,889) (b)	145,644
142,000	Del Monte Corp.
	7.625%, 02/15/2019	139,870
200,000	JBS USA, LLC / JBS USA Finance, Inc.
	8.250%, 02/01/2020 (Acquired 01/25/2012 and 05/17/2012, Cost $197,069) (b)	211,500
100,000	Sun Merger Sub, Inc.
	5.875%, 08/01/2021 (Acquired 07/19/2013, Cost $100,000) (b)	102,250
		599,264
	Health Care Providers & Services - 0.41%
65,000	BioScrip, Inc.
	8.875%, 02/15/2021 (Acquired 02/06/2014 and 02/07/2014, Cost $65,125) (b)	58,744
200,000	CHS/Community Health Systems, Inc.
	8.000%, 11/15/2019	214,000
80,000	Fresenius Medical Care US Finance II, Inc.
	4.750%, 10/15/2024 (Acquired 10/24/2014, Cost $80,000) (b)	81,200
	HCA, Inc.
180,000	4.250%, 10/15/2019	182,925
100,000	5.000%, 03/15/2024	103,000
45,000	Kindred Escrow Corp II
	8.000%, 01/15/2020 (Acquired 12/11/2014, Cost $45,000) (b)	48,037
	Omnicare, Inc.
20,000	4.750%, 12/01/2022	20,350
15,000	5.000%, 12/01/2024	15,450
100,000	Tenet Healthcare Corp.
	8.125%, 04/01/2022	112,000
		835,706
	Holding Companies-Diversified - 0.15%
100,000	Faenza GmbH
	8.250%, 08/15/2021 (Acquired 07/25/2013, Cost $132,850) (b)	130,698
200,000	Stena AB
	7.000%, 02/01/2024 (Acquired 01/17/2014, Cost $200,000) (b)	183,500
		314,198
	Hotels, Restaurants & Leisure - 0.40%
100,000	Caesars Entertainment Operating Co., Inc.
	11.250%, 06/01/2017	73,800
135,000	Choice Hotels International, Inc.
	5.750%, 07/01/2022	145,462

	MGM Resorts International
100,000	7.500%, 06/01/2016	105,750
395,000	6.000%, 03/15/2023	398,950
100,000	Pinnacle Entertainment, Inc.
	6.375%, 08/01/2021	103,500
		827,462
	Household Products - 0.12%
250,000	Reynolds Group Issuer LLC
	8.250%, 02/15/2021	257,500
	Independent Power & Renewable Electricity Producers - 0.10%
	Calpine Corp.
100,000	6.000%, 01/15/2022 (Acquired 10/17/2013, Cost $99,193) (b)	107,000
100,000	5.875%, 01/15/2024 (Acquired 10/29/2013, Cost $100,000) (b)	107,000
		214,000
	Insurance - 0.62%
700,000	Assicurazioni Generali SpA
	7.750%, 12/12/2042 (a)(g)	1,061,418
215,000	Old Republic International Corp.
	4.875%, 10/01/2024	225,299
		1,286,717
	Internet Software & Services - 0.16%
	Equinix, Inc.
225,000	5.375%, 01/01/2022	228,240
100,000	5.375%, 04/01/2023	100,500
		328,740
	Leisure Products - 0.03%
65,000	24 Hour Holdings III LLC
	8.000%, 06/01/2022 (Acquired 05/28/2014 through 06/03/2014, Cost $65,000) (b)	52,325
	Machinery - 0.10%
200,000	Navistar International Corp.
	8.250%, 11/01/2021	198,000
	Media - 1.27%
145,000	Altice SA
	7.250%, 05/15/2022 (Acquired 04/23/2014, Cost $200,340) (b)	178,967
100,000	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.250%, 09/30/2022	100,125
	CCOH Safari LLC
125,000	5.500%, 12/01/2022	127,187
220,000	5.750%, 12/01/2024	223,025
150,000	Clear Channel Communications, Inc.
	9.000%, 03/01/2021	147,562
100,000	Clear Channel Worldwide Holdings, Inc.
	6.500%, 11/15/2022	103,500
	DISH DBS Corp.
75,000	5.875%, 07/15/2022	77,063
220,000	5.875%, 11/15/2024 (Acquired 11/05/2014, Cost $220,000) (b)	221,650
	Gannett Co, Inc.
100,000	5.125%, 07/15/2020	102,500
100,000	5.500%, 09/15/2024 (Acquired 09/03/2014, Cost $99,038) (b)	100,500
50,000	iHeartCommunications, Inc.
	9.000%, 09/15/2022 (Acquired 09/05/2014, Cost $50,000) (b)	49,125
100,000	Sirius XM Radio, Inc.
	6.000%, 07/15/2024 (Acquired 05/01/2014, Cost $100,000) (b)	102,750
240,000	Time Warner Cable, Inc.
	4.500%, 09/15/2042	247,691
615,000	Unitymedia KabelBW GmbH
	6.125%, 01/15/2025 (Acquired 10/07/2014, Cost $615,000) (b)	636,525
200,000	VTR Finance BV
	6.875%, 01/15/2024 (Acquired 01/17/2014, Cost $200,000) (b)	204,500
		2,622,670
	Metals & Mining - 0.34%
	ArcelorMittal SA
200,000	6.000%, 03/01/2021	208,750
20,000	7.500%, 10/15/2039	20,800
235,000	Essar Steel Algoma, Inc.
	9.500%, 11/15/2019 (Acquired 11/07/2014, Cost $230,430) (b)	237,644
	First Quantum Minerals Ltd.
50,000	6.750%, 02/15/2020 (Acquired 05/15/2012, Cost $43,675) (b)	45,500
115,000	7.000%, 02/15/2021 (Acquired 05/15/2012, Cost $100,106) (b)	104,075

88,889	FMG Resources Ltd.
	6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $93,178) (b)	80,889
		697,658
	Multi-Utilities - 0.07%
200,000	Texas Competitive Electric Holdings Co., LLC
	11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $193,097) (b)(e)	142,500
	Oil & Gas - 1.56%
20,000	Antero Resources Corp.
	5.125%, 12/01/2022 (Acquired 11/14/2014 and 12/02/2014, Cost $18,368) (b)	18,950
	Baytex Energy Corp.
5,000	5.125%, 06/01/2021 (Acquired 11/06/2014, Cost $4,750) (b)	4,275
10,000	5.625%, 06/01/2024 (Acquired 11/19/2014 and 12/03/2014, Cost $8,512) (b)	8,537
	Bonanza Creek Energy, Inc.
10,000	6.750%, 04/15/2021	8,850
35,000	5.750%, 02/01/2023	27,737
220,000	California Resources Corp.
	6.000%, 11/15/2024 (Acquired 09/11/2014 through 12/08/2014, Cost $214,554) (b)	187,000
200,000	Chaparral Energy, Inc.
	8.250%, 09/01/2021	138,000
	Chesapeake Energy Corp.
5,000	6.625%, 08/15/2020	5,337
200,000	6.125%, 02/15/2021	211,000
115,000	4.875%, 04/15/2022	112,413
95,000	Cimarex Energy Co.
	4.375%, 06/01/2024	90,962
	Concho Resources, Inc.
15,000	5.500%, 10/01/2022	15,225
30,000	5.500%, 04/01/2023	30,291
100,000	CONSOL Energy, Inc.
	5.875%, 04/15/2022 (Acquired 04/10/2014, Cost $100,000) (b)	93,500
	Continental Resources, Inc.
5,000	4.500%, 04/15/2023	4,764
15,000	3.800%, 06/01/2024	13,444
200,000	Energy Transfer Equity LP
	5.875%, 01/15/2024	204,000
100,000	Halcon Resources Corp.
	9.250%, 02/15/2022	74,250
	Linn Energy LLC / Linn Energy Finance Corp.
150,000	7.750%, 02/01/2021	127,125
50,000	6.500%, 09/15/2021	40,750
	MEG Energy Corp.
5,000	6.500%, 03/15/2021 (Acquired 12/02/2014, Cost $4,396) (b)	4,588
30,000	6.375%, 01/30/2023 (Acquired 11/04/2014 through 12/08/2014, Cost $28,067) (b)	26,925
25,000	7.000%, 03/31/2024 (Acquired 11/17/2014 through 12/08/2014, Cost $22,732) (b)	22,750
50,000	Oasis Petroleum, Inc.
	6.875%, 03/15/2022	45,750
200,000	Offshore Group Investment Ltd.
	7.500%, 11/01/2019	150,000
	OGX Austria GmbH
200,000	8.500%, 06/01/2018 (Acquired 04/17/2013, Cost $117,896) (b)(e)	1,248
800,000	8.375%, 04/01/2022 (Acquired 03/27/2012 through 06/29/2012, Cost $770,692) (b)(e)	11,920
100,000	Penn Virginia Corporation
	8.500%, 05/01/2020	80,500
490,000	Petrobras Global Finance BV
	5.625%, 05/20/2043	401,923
250,000	Petroleos de Venezuela SA
	5.500%, 04/12/2037 (g)	87,250
43,000	Petroleos Mexicanos
	7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $316,078) (b)	311,824
125,000	QEP Resources, Inc.
	5.250%, 05/01/2023	117,500
100,000	Quicksilver Resources, Inc.
	9.125%, 08/15/2019	25,500
	Rosetta Resources, Inc.
10,000	5.625%, 05/01/2021	9,201
5,000	5.875%, 06/01/2022	4,550
10,000	5.875%, 06/01/2024	8,950
50,000	RSP Permian, Inc.
	6.625%, 10/01/2022 (Acquired 11/06/2014, Cost $49,412) (b)	46,750
200,000	Samson Investment Co.
	9.750%, 02/15/2020	83,875

	SM Energy Co.
65,000	6.125%, 11/15/2022 (Acquired 11/12/2014 and 12/02/2014, Cost $64,629) (b)	61,263
50,000	5.000%, 01/15/2024	43,500
25,000	Ultra Petroleum Corp.
	6.125%, 10/01/2024 (Acquired 11/06/2014 through 11/18/2014, Cost $23,155) (b)	21,625
	Whiting Petroleum Corp.
125,000	6.500%, 10/01/2018	121,250
15,000	5.000%, 03/15/2019	14,100
110,000	5.750%, 03/15/2021	102,300
		3,221,452
	Pharmaceuticals - 0.17%
130,000	Valeant Pharmaceuticals International
	6.375%, 10/15/2020 (Acquired 10/20/2014 and 10/22/2014, Cost $133,575) (b)	136,338
200,000	VPII Escrow Corp.
	7.500%, 07/15/2021 (Acquired 06/27/2013, Cost $200,000) (b)	216,750
		353,088
	Pipelines - 0.34%
	Regency Energy Partners LP / Regency Energy Finance Corp.
125,000	5.750%, 09/01/2020	125,937
100,000	5.875%, 03/01/2022	100,250
100,000	5.000%, 10/01/2022	95,000
	Sabine Pass Liquefaction LLC
100,000	5.625%, 02/01/2021 (a)	98,750
100,000	5.625%, 04/15/2023	98,250
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
115,000	4.125%, 11/15/2019 (Acquired 10/23/2014, Cost $115,000) (b)	111,262
45,000	6.375%, 08/01/2022	45,788
30,000	5.250%, 05/01/2023	29,100
5,000	4.250%, 11/15/2023	4,575
		708,912
	Professional Services - 0.02%
45,000	IHS, Inc.
	5.000%, 11/01/2022 (Acquired 10/21/2014, Cost $45,000) (b)	44,775
	Publishing - 0.04%
100,000	Visant Corp.
	10.000%, 10/01/2017	87,250
	Real Estate - 0.56%
150,000	Host Hotels & Resorts LP
	5.250%, 03/15/2022	163,937
505,000	iStar Financial, Inc.
	4.000%, 11/01/2017	493,006
115,000	Realogy Group LLC / Realogy Co-Issuer Corp.
	5.250%, 12/01/2021 (Acquired 11/14/2014, Cost $115,000) (b)	112,269
375,000	Rialto Holdings LLC / Rialto Corp.
	7.000%, 12/01/2018 (Acquired 11/08/2013 through 03/06/2014, Cost $377,700) (b)	381,328
		1,150,540
	Restaurants - 0.05%
100,000	New Red Finance, Inc.
	6.000%, 04/01/2022 (Acquired 09/24/2014, Cost $100,000) (b)	103,000
	Road & Rail - 0.05%
100,000	PBF Holding Co. LLC / PBF Finance Corp.
	8.250%, 02/15/2020	101,000
	Semiconductor & Semiconductor Equipment - 0.31%
250,000	Abengoa Finance SAU
	8.875%, 11/01/2017 (Acquired 04/12/2011, Cost $252,196) (b)	240,000
299,000	KLA-Tencor Corp.
	4.650%, 11/01/2024	310,136
40,000	Novellus Systems, Inc.
	2.625%, 05/15/2041	91,900
		642,036
	Software - 0.24%
100,000	BMC Software Finance, Inc.
	8.125%, 07/15/2021 (Acquired 08/07/2013, Cost $100,000) (b)	94,500
	First Data Corp.
100,000	8.250%, 01/15/2021 (Acquired 02/17/2012, Cost $98,041) (b)	107,500
100,000	12.625%, 01/15/2021	119,000
200,000	Rolta Americas LLC
	8.875%, 07/24/2019 (Acquired 07/17/2014, Cost $199,010) (b)	172,500
		493,500

	Telecommunication Services - 0.48%
200,000	Digicel Group Ltd.
	8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (b)	195,000
250,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021	268,438
	T Mobile USA, Inc.
100,000	6.542%, 04/28/2020	103,625
100,000	6.500%, 01/15/2024	102,750
100,000	UPC Holding B.V.
	6.750%, 03/15/2023 (Acquired 03/21/2013, Cost $128,966) (b)	132,652
200,000	Wind Acquisition Finance SA
	7.375%, 04/23/2021 (Acquired 04/08/2014, Cost $200,000) (b)	189,260
		991,725
	Textiles, Apparel & Luxury Goods - 0.68%
	Edcon Holdings (Pty) Limited
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011 through 08/24/2011, Cost $393,982) (b)	287,690
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,125,950) (b)	879,200
150,000	13.375%, 06/30/2019 (Acquired 11/08/2013, Cost $200,393) (b)	65,343
100,000	New Look Bondco I Plc
	8.750%, 05/14/2018 (Acquired 05/03/2013, Cost $155,659) (b)	164,238
		1,396,471
	Trading Companies & Distributors - 0.16%
330,000	Air Lease Corp.
	4.250%, 09/15/2024	333,300
	Transportation - 0.09%
180,000	CHC Helicopter SA
	9.250%, 10/15/2020	176,850
	Wireless Telecommunication Services - 0.19%
100,000	Crown Castle International Corp.
	5.250%, 01/15/2023	102,500
	Sprint Communications, Inc.
150,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $150,000) (b)	170,985
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, Cost $100,000) (b)	108,500
		381,985
	Total Corporate Obligations (Cost $32,766,480)	30,743,321

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 28.96%
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $102,970) (b)	61,500
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (b)	725,700
	Ghana Government Bond
1,470,000	14.990%, 02/23/2015	457,232
1,780,000	24.000%, 05/25/2015	553,699
100,000	21.000%, 10/26/2015	30,450
30,000	16.900%, 03/07/2016	8,799
85,000	19.240%, 05/30/2016	25,093
1,510,000	23.000%, 02/13/2017	482,571
10,000	25.480%, 04/24/2017	3,369
2,130,000	24.440%, 05/29/2017	688,225
50,000	26.000%, 06/05/2017	16,633
410,000	25.400%, 07/31/2017	138,826
446,000	23.000%, 08/21/2017	140,894
990,000	19.040%, 09/24/2018	283,235
	Hungary Government Bond
1,800,000	8.000%, 02/12/2015	6,891
9,000,000	7.750%, 08/24/2015	35,796
8,800,000	5.500%, 02/12/2016	35,118
23,200,000	5.500%, 12/22/2016	94,792
731,080,000	6.750%, 02/24/2017	3,060,849
227,610,000	6.750%, 11/24/2017	973,246
116,260,000	4.000%, 04/25/2018	460,278
22,680,000	5.500%, 12/20/2018	95,068
172,490,000	6.500%, 06/24/2019	754,842
4,380,000	7.500%, 11/12/2020	20,499
39,320,000	7.000%, 06/24/2022	185,109
82,300,000	6.000%, 11/24/2023	374,138
59,170,000	5.500%, 06/24/2025	261,772
	Hungary Government International Bond
440,000	4.375%, 07/04/2017 (g)	573,260
150,000	5.750%, 06/11/2018 (g)	208,734
2,650,000	6.375%, 03/29/2021	3,042,534

200,000	Iceland Government International Bond
	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (b)	224,482
	Ireland Government Bond
172,000	5.900%, 10/18/2019	261,850
442,000	4.500%, 04/18/2020	644,739
1,528,000	5.000%, 10/18/2020	2,314,807
1,563,000	5.400%, 03/13/2025	2,607,867
	Korea Treasury Bond
2,684,400,000	2.750%, 12/10/2015	2,457,681
2,058,200,000	2.750%, 06/10/2016	1,889,908
1,846,100,000	3.000%, 12/10/2016	1,708,427
	Malaysia Government Bond
10,000	3.741%, 02/27/2015	2,863
2,275,000	3.835%, 08/12/2015	652,194
12,104,000	4.720%, 09/30/2015	3,490,245
1,720,000	3.197%, 10/15/2015	490,477
	Mexican Bonos
456,290	6.000%, 06/18/2015	3,141,458
23,460	8.000%, 12/17/2015	166,076
8,600	6.250%, 06/16/2016	60,615
8,760	7.250%, 12/15/2016	63,451
20,000	7.750%, 12/14/2017	148,384
100,000	8.500%, 12/13/2018	764,393
235,000	6.500%, 06/10/2021	1,680,755
	Mexican Udibonos
27,202	5.000%, 06/16/2016 (i)	196,307
23,248	3.500%, 12/14/2017 (i)	168,290
13,970	4.000%, 06/13/2019 (i)	103,567
11,545	2.500%, 12/10/2020 (i)	80,140
47,800,000	Philippine Government Bond
	1.625%, 04/25/2016	1,059,318
	Poland Government Bond
5,658,000	2.720%, 01/25/2017 (a)	1,598,627
8,783,000	2.690%, 01/25/2021 (a)	2,449,112
2,640,000	Portugal Government International Bond
	5.125%, 10/15/2024 (Acquired 07/02/2014, Cost $2,619,434) (b)	2,776,007
700,000	Republic of Ecuador
	7.950%, 06/20/2024 (Acquired 06/17/2014, Cost $700,000) (b)	602,000
	Republic of Ghana
40,000	25.400%, 07/31/2017	13,544
400,000	7.875%, 08/07/2023 (Acquired 07/25/2013, Cost $396,604) (b)	372,000
270,000	Republic of Kenya
	6.875%, 06/24/2024 (Acquired 06/16/2014, Cost $270,000) (b)	284,175
	Republic of Serbia
760,000	10.000%, 05/08/2017	7,647
890,000	10.000%, 11/21/2018	8,888
1,800,000	10.000%, 03/20/2021	16,932
1,060,000	7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (b)	1,191,260
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	544,299
20,200,000	10.000%, 04/27/2015	202,869
2,320,000	10.000%, 01/30/2016	23,457
2,090,000	10.000%, 05/22/2016	21,200
4,330,000	10.000%, 06/27/2016	43,763
1,700,000	10.000%, 08/15/2016	17,188
990,000	10.000%, 10/17/2016	10,025
10,400,000	10.000%, 12/19/2016	105,414
61,290,000	10.000%, 07/10/2017	618,081
18,170,000	10.000%, 11/08/2017	183,051
100,510,000	10.000%, 08/21/2019	984,504
5,860,000	10.000%, 09/11/2021	53,583
610,000	Slovenia Government International Bond
	5.850%, 05/10/2023 (Acquired 05/02/2013 and 08/02/2013, Cost $595,151) (b)	692,746
	Sri Lanka Government Bonds
37,900,000	11.000%, 09/01/2015	300,778
1,900,000	8.500%, 11/01/2015	14,751
132,300,000	8.000%, 06/01/2016	1,027,816
16,500,000	5.800%, 07/15/2017	122,609
11,130,000	8.500%, 04/01/2018	88,274

140,000	8.500%, 06/01/2018	1,110
2,750,000	7.500%, 08/15/2018	21,151
8,660,000	8.000%, 11/15/2018	67,735
6,810,000	10.600%, 07/01/2019	58,591
2,040,000	10.600%, 09/15/2019	17,609
340,000	9.000%, 05/01/2021	2,814
1,900,000	11.200%, 07/01/2022	17,212
	Ukraine Government International Bond
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (b)	387,500
200,000	9.250%, 07/24/2017 (Acquired 02/06/2014, Cost $188,336) (b)	125,000
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $2,381,697) (b)	1,417,375
1,200,000	7.500%, 04/17/2023 (Acquired 07/18/2013 through 07/29/2013, Cost $1,079,262) (b)	726,000
	Uruguay Government International Bond
3,634,687	5.000%, 09/14/2018 (i)	153,146
6,269,738	4.250%, 04/05/2027 (i)	255,998
40,687,249	4.375%, 12/15/2028 (i)	1,680,033
2,336,989	4.000%, 07/10/2030 (i)	93,768
1,055,467	3.700%, 06/26/2037 (i)	39,631
	Uruguay Notas del Tesoro
16,480,000	10.500%, 03/15/2015	671,434
1,120,165	4.000%, 06/14/2015 (i)	46,176
3,485,000	10.250%, 08/22/2015	141,900
282,000	9.500%, 01/27/2016	11,644
3,484,958	2.750%, 06/16/2016 (i)	138,679
503,778	4.250%, 01/05/2017 (i)	20,569
2,200,000	11.000%, 03/21/2017	85,503
10,961,617	2.250%, 08/23/2017 (i)	426,702
17,780	3.250%, 01/27/2019 (i)	701
10,591,192	4.000%, 06/10/2020 (i)	424,184
1,297,969	2.500%, 09/27/2022 (i)	46,368
740,850	4.000%, 05/25/2025 (i)	29,418
	Total Foreign Government Debt Obligations (Cost $64,481,060)	59,659,997

Number of Shares
	INVESTMENT COMPANIES - 0.20%
	Exchange Traded Funds - 0.20%
6,559	iShares China Large-Cap ETF	272,986
895	iShares Core S&P Mid-Cap ETF	129,596
	Total Investment Companies (Cost $398,806)	402,582

Principal Amount
	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 13.84%
	Federal Home Loan Mortgage Corp.
697,000	Pool #4050, 3.500%, 05/15/2032	709,753
938,521	Pool #4062, 3.500%, 06/15/2042	953,570
1,769,343	Pool #274, 3.000%, 08/15/2042	1,798,058
2,169,930	Pool #4097, 3.500%, 08/15/2042	2,120,845
2,202,154	Pool #T60853, 3.500%, 09/01/2042	2,256,865
2,025,551	Pool #T60854, 3.500%, 09/01/2042	2,075,447
2,252,345	Pool #284, 3.000%, 10/15/2042	2,278,133
941,528	Pool #4171, 3.000%, 02/15/2043	845,991
1,121,453	Pool #4413, 3.500%, 11/15/2044	1,113,149
	Federal National Mortgage Association
2,437,443	Pool #1200, 3.000%, 10/01/2032	2,521,238
1,135,122	Pool #1201, 3.500%, 10/01/2032	1,198,071
712,850	Pool #2005-56, 6.000%, 08/25/2033 (a)	762,060
600,771	Pool #2011-113, 4.000%, 03/25/2040	627,814
1,359,861	Pool #2012-63, 2.000%, 08/25/2040	1,332,340
2,000,000	Pool #2014-95, 3.000%, 04/25/2041 (h)	2,058,125
2,000,000	Pool #2011-131, 4.500%, 12/25/2041	2,299,165
1,780,956	Pool #2012-125, 3.000%, 11/25/2042	1,766,878
328,176	Pool #2013-6, 1.500%, 02/25/2043	269,499
	Government National Mortgage Association
1,576,335	Pool #2010-62, 5.585%, 05/20/2040 (a)(f)	224,436
1,654,863	Pool #2011-72, 5.215%, 05/20/2041 (a)(f)	231,665
700,000	Pool #2012-40, 4.000%, 01/20/2042	755,929
520,881	Pool #2102-78, 1.047%, 06/16/2052 (a)(f)	34,629
3,714,988	Pool #2012-135, 2.363%, 01/16/2053 (a)(f)	272,097
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $28,664,112)	28,505,757

Number of Shares
	PREFERRED STOCKS - 0.17%
	Consumer Finance - 0.14%
289	Ally Financial, Inc. (Acquired 05/03/2012 through 06/20/2012, Cost $248,598) (b)
	7.000%	290,328
	Multi-Utilities - 0.01%
466	Dominion Resources, Inc.
	6.375%	24,237
	Transportation - 0.02%
49	CEVA Holdings LLC (c)	37,626
	Total Preferred Stocks (Cost $336,380)	352,191

Notional Amount
	PURCHASED OPTIONS - 0.06%
	Options on Currency Contracts
	Call Options
1,700,000	U.S. Dollar - Chinese Offshore Yen
	Expiration: February, 2015
	Exercise Price: $6.200	13,831
800,000	U.S. Dollar - Colombian Peso
	Expiration: January, 2015
	Exercise Price: $2,122.000	85,674
1,300,000	U.S. Dollar - South Korea Won
	Expiration: January, 2015
	Exercise Price: $1,095.000	6,707
1,300,000	U.S. Dollar - South Korea Won
	Expiration: January, 2015
	Exercise Price: $1,175.000	5
650,000	U.S. Dollar - South African Rand
	Expiration: January, 2015
	Exercise Price: $11.385	12,087

Number of Contracts
	Option on Exchange Traded Funds
	Call Option
910	iShares MSCI Japan ETF
	Expiration: March, 2015
	Exercise Price: $12.000	9,100

Notional Amount
	Interest Rate Swaption
	Put Option
54,000,000	1-Year Interest Rate Swap, 28 Day TIIE (Equilibrium Interbank Interest Rate), Pay Floating Rate
	Expiration: October 23, 2015
	Exercise Rate: 4.260%	6,855
	Total Purchased Options (Cost $113,317)	134,259

Principal
Amount
	SHORT TERM INVESTMENTS - 14.54%
	Foreign Government Debt Obligation - 8.21%
	Bank Negara Malaysia Monetary Notes
640,000	4.991%, 01/08/2015 (d)	182,933
1,490,000	4.991%, 01/20/2015 (d)	425,420
330,000	4.991%, 01/22/2015 (d)	94,205
150,000	3.452%, 02/10/2015 (d)	42,743
300,000	3.428%, 02/17/2015 (d)	85,427
240,000	3.455%, 03/03/2015 (d)	68,263
2,790,000	3.455%, 03/05/2015 (d)	793,415
700,000	3.455%, 03/12/2015 (d)	198,936
1,040,000	3.457%, 03/24/2015 (d)	295,233
1,120,000	3.461%, 04/16/2015 (d)	317,263
300,000	3.399%, 04/23/2015 (d)	84,926
180,000	3.463%, 04/28/2015 (d)	50,932
1,530,000	3.464%, 05/05/2015 (d)	432,548
350,000	3.467%, 05/19/2015 (d)	98,837
800,000	3.467%, 05/28/2015 (d)	225,721
140,000	3.468%, 06/03/2015 (d)	39,479
170,000	3.470%, 06/04/2015 (d)	47,934
330,000	3.472%, 06/16/2015 (d)	92,941
350,000	3.475%, 06/30/2015 (d)	98,441
210,000	3.477%, 07/16/2015 (d)	58,974
80,000	3.481%, 08/04/2015 (d)	22,417
500,000	3.482%, 08/11/2015 (d)	140,059
2,000,000	3.484%, 08/18/2015 (d)	559,855
300,000	3.488%, 09/08/2015 (d)	83,805
	Brazil Letras do Tesouro Nacional
590,000	12.925%, 10/01/2015 (d)	202,761
1,470,000	13.015%, 01/01/2016 (d)	489,632
180,000	13.095%, 07/01/2016 (d)	56,397
560,000	13.065%, 10/01/2016 (d)	170,055
	Canadian Treasury Bills
1,790,000	0.875%, 02/12/2015 (d)	1,539,177
110,000	0.913%, 04/23/2015 (d)	94,412

	Korea Monetary Stabilization Bond
5,714,800,000	2.163%, 12/02/2015	5,237,952
92,000,000	1.948%, 04/02/2016	84,445
239,800,000	2.134%, 06/02/2016	220,318
325,800,000	2.148%, 08/02/2016	298,108
	Mexico Cetes
142,960	2.939%, 04/01/2015 (d)	96,177
217,120	3.179%, 04/16/2015 (d)	145,885
111,340	3.034%, 05/28/2015 (d)	74,586
81,110	3.179%, 06/25/2015 (d)	54,157
186,100	3.285%, 09/17/2015 (d)	123,364
124,070	3.271%, 10/01/2015 (d)	82,136
	Serbia Treasury Bills
3,610,000	7.464%, 06/25/2015 (d)	34,881
17,000,000	7.424%, 07/24/2015 (d)	163,216
	Uruguay Treasury Bills
18,224,000	11.690%, 03/26/2015 (d)	734,318
654,911	12.517%, 03/26/2015 (d)(i)	26,138
1,214,000	11.790%, 05/04/2015 (d)	47,704
5,471,000	11.860%, 05/14/2015 (d)	218,033
8,688,000	10.350%, 07/02/2015 (d)	341,826
10,000	10.420%, 07/10/2015 (d)	384
26,039,000	10.820%, 08/20/2015 (d)	983,674
10,000	11.160%, 10/08/2015 (d)	372
2,840,000	11.160%, 10/08/2015 (d)	105,970
430,000	11.240%, 10/23/2015 (d)	16,230
1,070,000	11.410%, 11/26/2015 (d)	39,091
277,000	11.650%, 01/14/2016 (d)	9,964
7,392,000	12.200%, 04/21/2016 (d)	257,297
10,000	12.450%, 06/09/2016 (d)	347
5,113,000	12.690%, 07/28/2016 (d)	171,704
2,870,000	12.910%, 09/15/2016 (d)	95,969
4,520,000	12.420%, 11/03/2016 (d)	149,897
		16,907,284

Number of Shares
	Money Market Funds - 5.63%
11,605,427	Federated Prime Obligations Fund
	Effective Yield, 0.03%	11,605,427

Principal
Amount
	U.S. Government Agency Issue - 0.21%
440,000	Federal Home Loan Bank Discount Note
	0.000%, 01/02/2015 (d)	440,000
	U.S. Treasury Bill - 0.49%
1,000,000	United States Treasury Bill
	0.013%, 02/19/2015 (d)(j)	999,935
	Total Short Term Investments (Cost $31,075,861)	29,952,646

	Total Investments (Cost $205,591,100) - 96.13%	198,012,219
	Other Assets in Excess of Liabilities - 3.87%	7,968,234
	TOTAL NET ASSETS - 100.00%	$205,980,453

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable Rate Security. The rate shown is the rate in effect on December 31, 2014.
(b)	Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $30,047,158, which represents 14.59% of total net assets.
(c)	Non-income producing.
(d)	Zero coupon bond. The effective yield is listed.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at December 31, 2014. The securities are liquid and the value of these securities total $1,622,721, which represents 0.79% of total net assets.
(g)	Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $1,930,662 which represents 0.94% of total net assets.
(h)	As of December 31, 2014, the Fund has fair valued this security. The value of this security was $2,058,125, which represents 1.00% of total net assets.
(i)	Represents an inflation protected security.
(j)	Partially assigned as collateral for certain futures contracts.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$205,591,100
Gross unrealized appreciation	6,895,738
Gross unrealized depreciation	(14,474,619)
Net unrealized depreciation	($7,578,881)

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Schedule of Open Forward Currency Contracts

Forward expiration date	Counterparty	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)
1/8/2015	Credit Suisse	Australian Dollar	1,155,000	U.S. Dollars	966,350	$(23,965)
11/20/2015	HSBC	Brazilian Real	1,440,000	U.S. Dollars	504,520	(10,006)
4/16/2015	Deutsche Bank	Chilean Peso	2,556,587,500	U.S. Dollars	4,499,054	(327,539)
4/9/2015	Deutsche Bank	Euro	876,239	Swedish Krona	8,075,858	24,907
1/2/2015	Credit Suisse	Euro	145,000	U.S. Dollars	176,411	(950)
1/7/2015	Deutsche Bank	Euro	144,000	U.S. Dollars	179,898	(5,636)
1/12/2015	Credit Suisse	Euro	224,000	U.S. Dollars	274,557	(3,469)
4/15/2015	Deutsche Bank	Euro	810,000	U.S. Dollars	1,006,263	(25,155)
5/21/2015	Goldman Sachs	Euro	2,380,000	U.S. Dollars	2,957,793	(73,921)
7/15/2015	Deutsche Bank	Euro	470,000	U.S. Dollars	584,492	(14,569)
8/21/2015	Deutsche Bank	Euro	827,220	U.S. Dollars	1,029,310	(25,483)
3/10/2015	Barclays	Ghanaian Cedi	120,000	U.S. Dollars	38,710	(3,024)
10/5/2015	Deutsche Bank	Hungarian Forint	35,900,000	U.S. Dollars	144,887	(8,651)
1/15/2015	JP Morgan Chase	Indian Rupee	117,200,000	U.S. Dollars	1,887,735	(37,124)
1/20/2015	HSBC	Indian Rupee	117,575,000	U.S. Dollars	1,895,980	(41,468)
1/20/2015	Merrill Lynch	Japanese Yen	118,000,000	U.S. Dollars	1,001,162	(15,852)
4/10/2015	Deutsche Bank	Japanese Yen	162,000,000	U.S. Dollars	1,517,309	(163,505)
1/8/2015	JP Morgan Chase	Malaysian Ringgit	13,700	U.S. Dollars	4,089	(173)
1/9/2015	JP Morgan Chase	Malaysian Ringgit	7,000	U.S. Dollars	2,091	(90)
1/12/2015	JP Morgan Chase	Malaysian Ringgit	2,000	U.S. Dollars	598	(27)
2/18/2015	HSBC	Malaysian Ringgit	1,024,011	U.S. Dollars	303,034	(11,344)
3/11/2015	HSBC	Malaysian Ringgit	2,414,589	U.S. Dollars	727,527	(40,933)
3/12/2015	JP Morgan Chase	Malaysian Ringgit	612,600	U.S. Dollars	183,183	(9,004)
3/26/2015	HSBC	Malaysian Ringgit	251,000	U.S. Dollars	74,494	(3,213)
3/26/2015	Deutsche Bank	Malaysian Ringgit	263,000	U.S. Dollars	78,088	(3,399)
4/2/2015	JP Morgan Chase	Malaysian Ringgit	3,532,500	U.S. Dollars	1,067,923	(65,304)
5/29/2015	JP Morgan Chase	Malaysian Ringgit	2,827,440	U.S. Dollars	860,319	(60,862)
7/2/2015	JP Morgan Chase	Malaysian Ringgit	1,177,500	U.S. Dollars	359,498	(27,308)
9/28/2015	HSBC	Malaysian Ringgit	377,000	U.S. Dollars	113,756	(7,975)
10/5/2015	Deutsche Bank	Malaysian Ringgit	1,845,500	U.S. Dollars	551,472	(33,873)
10/8/2015	JP Morgan Chase	Malaysian Ringgit	4,732,700	Japanese Yen	154,505,144	31,730
10/13/2015	JP Morgan Chase	Malaysian Ringgit	5,242,029	Japanese Yen	169,190,260	50,819
1/2/2015	Credit Suisse	Mexican Peso	43,930,000	U.S. Dollars	2,980,750	(3,551)
2/17/2015	Citibank	Mexican Peso	67,745,080	U.S. Dollars	4,947,063	(369,102)
3/10/2015	HSBC	Mexican Peso	11,784,520	U.S. Dollars	889,935	(94,631)
5/15/2015	Citibank	Mexican Peso	9,743,382	U.S. Dollars	731,677	(76,878)
8/6/2015	Morgan Stanley	Mexican Peso	1,597,390	U.S. Dollars	118,115	(11,351)
8/7/2015	Morgan Stanley	Mexican Peso	1,605,500	U.S. Dollars	118,167	(10,868)
10/14/2015	Deutsche Bank	Mexican Peso	18,798,000	U.S. Dollars	1,374,525	(124,093)
12/18/2015	Citibank	Mexican Peso	9,598,100	U.S. Dollars	632,078	3,538
2/10/2015	Deutsche Bank	Polish Zloty	847,724	Euro	198,321	(1,094)
2/24/2015	Deutsche Bank	Polish Zloty	2,950,000	Euro	690,947	(5,343)
3/12/2015	Deutsche Bank	Polish Zloty	4,450,638	Euro	1,038,946	(4,929)
4/9/2015	Deutsche Bank	Polish Zloty	4,746,256	Euro	1,111,275	(11,227)
4/15/2015	Deutsche Bank	Polish Zloty	4,578,308	Euro	1,069,174	(7,796)
8/6/2015	Deutsche Bank	Polish Zloty	963,300	Euro	226,021	(4,215)
3/31/2015	Deutsche Bank	Serbian Dinar	31,310,564	Euro	251,693	1,161
1/5/2015	Credit Suisse	Singapore Dollar	650,000	U.S. Dollars	492,730	(2,121)
1/30/2015	JP Morgan Chase	Singapore Dollar	1,428,700	U.S. Dollars	1,151,722	(74,068)
2/12/2015	Barclays	Singapore Dollar	917,160	U.S. Dollars	732,322	(40,608)
3/10/2015	JP Morgan Chase	Singapore Dollar	2,188,625	U.S. Dollars	1,653,165	(2,954)
3/11/2015	Citibank	Singapore Dollar	1,387,980	U.S. Dollars	1,099,042	(52,523)
4/13/2015	Deutsche Bank	Singapore Dollar	2,419,882	U.S. Dollars	1,938,387	(114,424)
5/29/2015	Barclays	Singapore Dollar	1,411,379	U.S. Dollars	1,124,874	(61,533)
6/5/2015	JP Morgan Chase	Singapore Dollar	405,248	U.S. Dollars	322,688	(17,393)
8/6/2015	Deutsche Bank	Singapore Dollar	917,603	U.S. Dollars	736,971	(45,945)
1/8/2015	Barclays	South Korean Won	506,000,000	U.S. Dollars	458,583	1,568
3/12/2015	HSBC	South Korean Won	636,720,000	U.S. Dollars	588,031	(10,655)
4/15/2015	JP Morgan Chase	South Korean Won	636,801,620	U.S. Dollars	604,405	(27,693)
6/29/2015	Deutsche Bank	South Korean Won	606,000,000	U.S. Dollars	585,281	(37,682)
9/30/2015	HSBC	South Korean Won	608,000,000	U.S. Dollars	578,167	(29,606)
10/14/2015	JP Morgan Chase	South Korean Won	536,797,500	U.S. Dollars	496,483	(12,276)
4/9/2015	Deutsche Bank	Swedish Krona	8,075,858	Euro	894,961	(47,582)
4/15/2015	Deutsche Bank	Swedish Krona	43,466,148	Euro	4,770,366	(199,918)
1/26/2015	Credit Suisse	U.S. Dollars	467,510	Brazilian Real	1,249,000	1,006
3/9/2015	Deutsche Bank	U.S. Dollars	167,720	British Pound	100,000	11,945

1/15/2015	Merrill Lynch	U.S. Dollars	306,378	Columbian Peso	735,000,000	(2,794)
1/2/2015	Credit Suisse	U.S. Dollars	181,399	Euro	145,000	5,937
1/7/2015	Deutsche Bank	U.S. Dollars	661,926	Euro	485,308	74,631
1/9/2015	Deutsche Bank	U.S. Dollars	136,760	Euro	100,000	15,743
1/12/2015	Credit Suisse	U.S. Dollars	276,109	Euro	224,000	5,021
1/21/2015	Barclays	U.S. Dollars	170,375	Euro	125,000	19,084
1/22/2015	Credit Suisse	U.S. Dollars	985,219	Euro	802,000	14,523
1/29/2015	Credit Suisse	U.S. Dollars	974,880	Euro	800,000	6,532
2/2/2015	Credit Suisse	U.S. Dollars	176,463	Euro	145,000	944
2/9/2015	Deutsche Bank	U.S. Dollars	277,230	Euro	200,000	35,122
2/20/2015	Barclays	U.S. Dollars	388,862	Euro	283,000	46,251
2/27/2015	Deutsche Bank	U.S. Dollars	90,282	Euro	65,866	10,538
3/9/2015	Barclays	U.S. Dollars	867,080	Euro	631,123	102,912
3/9/2015	Deutsche Bank	U.S. Dollars	138,060	Euro	100,000	16,979
3/17/2015	Barclays	U.S. Dollars	171,356	Euro	122,880	22,561
3/17/2015	Citibank	U.S. Dollars	113,848	Euro	81,594	15,046
3/23/2015	Barclays	U.S. Dollars	101,102	Euro	72,605	13,181
4/15/2015	Deutsche Bank	U.S. Dollars	1,123,632	Euro	810,000	142,524
4/30/2015	Deutsche Bank	U.S. Dollars	564,590	Euro	408,000	70,324
5/5/2015	Barclays	U.S. Dollars	283,124	Euro	204,295	35,620
5/7/2015	Deutsche Bank	U.S. Dollars	267,472	Euro	200,331	24,766
5/18/2015	Barclays	U.S. Dollars	388,480	Euro	283,000	45,577
5/21/2015	Deutsche Bank	U.S. Dollars	219,765	Euro	175,000	7,716
5/21/2015	Goldman Sachs	U.S. Dollars	3,267,288	Euro	2,380,000	383,416
6/10/2015	Deutsche Bank	U.S. Dollars	593,452	Euro	434,350	67,033
6/15/2015	Deutsche Bank	U.S. Dollars	635,669	Euro	469,000	67,224
7/13/2015	Deutsche Bank	U.S. Dollars	724,868	Euro	531,000	81,002
7/15/2015	Deutsche Bank	U.S. Dollars	640,751	Euro	470,000	70,828
7/16/2015	Barclays	U.S. Dollars	581,856	Euro	426,000	65,278
7/16/2015	Morgan Stanley	U.S. Dollars	157,016	Euro	115,000	17,564
7/17/2015	Deutsche Bank	U.S. Dollars	290,987	Euro	214,000	31,479
7/20/2015	Barclays	U.S. Dollars	409,430	Euro	302,000	43,188
7/20/2015	Deutsche Bank	U.S. Dollars	182,965	Euro	134,950	19,308
7/22/2015	Deutsche Bank	U.S. Dollars	162,342	Euro	119,730	17,137
7/22/2015	Morgan Stanley	U.S. Dollars	174,632	Euro	129,000	18,185
7/23/2015	Deutsche Bank	U.S. Dollars	242,142	Euro	178,745	25,361
7/27/2015	Deutsche Bank	U.S. Dollars	246,786	Euro	183,000	24,827
7/27/2015	Goldman Sachs	U.S. Dollars	246,894	Euro	183,000	24,936
7/29/2015	Barclays	U.S. Dollars	931,527	Euro	691,917	92,274
7/31/2015	JP Morgan Chase	U.S. Dollars	548,540	Euro	408,000	53,641
8/3/2015	Deutsche Bank	U.S. Dollars	207,917	Euro	155,000	19,893
8/4/2015	Barclays	U.S. Dollars	2,567,700	Euro	1,914,287	245,509
8/4/2015	HSBC	U.S. Dollars	548,888	Euro	409,000	52,737
8/4/2015	UBS AG	U.S. Dollars	548,878	Euro	409,000	52,727
8/5/2015	Barclays	U.S. Dollars	274,232	Euro	204,000	26,758
8/5/2015	Morgan Stanley	U.S. Dollars	960,955	Euro	715,023	93,555
8/6/2015	Goldman Sachs	U.S. Dollars	751,673	Euro	559,081	73,434
8/11/2015	Deutsche Bank	U.S. Dollars	107,196	Euro	80,000	10,136
8/14/2015	Morgan Stanley	U.S. Dollars	110,533	Euro	88,500	3,154
8/17/2015	Morgan Stanley	U.S. Dollars	118,813	Euro	88,500	11,428
8/18/2015	Barclays	U.S. Dollars	428,103	Euro	319,000	41,021
8/20/2015	Deutsche Bank	U.S. Dollars	240,097	Euro	179,000	22,886
8/20/2015	JP Morgan Chase	U.S. Dollars	475,024	Euro	354,000	45,455
8/21/2015	Deutsche Bank	U.S. Dollars	1,102,932	Euro	827,220	99,106
8/26/2015	Barclays	U.S. Dollars	308,818	Euro	232,085	27,156
9/8/2015	Deutsche Bank	U.S. Dollars	573,003	Euro	434,350	45,733
9/23/2015	Deutsche Bank	U.S. Dollars	246,667	Euro	191,000	14,737
9/28/2015	Deutsche Bank	U.S. Dollars	114,617	Euro	89,000	6,534
10/30/2015	Deutsche Bank	U.S. Dollars	97,811	Euro	76,597	4,731
11/12/2015	Deutsche Bank	U.S. Dollars	165,751	Euro	133,000	4,090
11/16/2015	Barclays	U.S. Dollars	187,730	Euro	150,000	5,390
11/16/2015	Deutsche Bank	U.S. Dollars	125,145	Euro	100,000	3,585
12/9/2015	Deutsche Bank	U.S. Dollars	1,025,231	Euro	826,000	20,687
12/15/2015	Citibank	U.S. Dollars	170,366	Euro	137,000	3,733
1/8/2015	Goldman Sachs	U.S. Dollars	190,260	Japanese Yen	19,732,000	25,513
1/15/2015	Barclays	U.S. Dollars	661,788	Japanese Yen	68,630,000	88,746
1/15/2015	JP Morgan Chase	U.S. Dollars	430,123	Japanese Yen	44,610,000	57,642
2/12/2015	JP Morgan Chase	U.S. Dollars	174,975	Japanese Yen	17,813,000	26,206
2/12/2015	HSBC	U.S. Dollars	174,839	Japanese Yen	17,820,000	26,012
2/13/2015	JP Morgan Chase	U.S. Dollars	115,719	Japanese Yen	11,820,000	17,001
2/13/2015	Citibank	U.S. Dollars	231,652	Japanese Yen	23,610,000	34,467
2/17/2015	Citibank	U.S. Dollars	115,543	Japanese Yen	11,790,000	17,072

2/18/2015	Goldman Sachs	U.S. Dollars	116,640	Japanese Yen	11,840,000	17,751
2/18/2015	JP Morgan Chase	U.S. Dollars	116,502	Japanese Yen	11,830,000	17,697
2/25/2015	Barclays	U.S. Dollars	57,701	Japanese Yen	5,910,000	8,337
2/26/2015	Barclays	U.S. Dollars	115,482	Japanese Yen	11,810,000	16,837
2/27/2015	Deutsche Bank	U.S. Dollars	38,615	Japanese Yen	3,936,000	5,739
3/9/2015	Barclays	U.S. Dollars	314,413	Japanese Yen	32,151,400	45,832
3/19/2015	Citibank	U.S. Dollars	351,380	Japanese Yen	35,670,000	53,371
3/24/2015	Deutsche Bank	U.S. Dollars	173,655	Japanese Yen	17,733,000	25,494
3/25/2015	Barclays	U.S. Dollars	177,288	Japanese Yen	18,110,000	25,976
4/10/2015	Deutsche Bank	U.S. Dollars	4,836,457	Japanese Yen	493,608,750	711,462
4/15/2015	Deutsche Bank	U.S. Dollars	6,968,888	Japanese Yen	706,185,270	1,067,075
4/17/2015	Barclays	U.S. Dollars	295,548	Japanese Yen	30,030,000	44,571
4/21/2015	JP Morgan Chase	U.S. Dollars	176,927	Japanese Yen	18,040,000	26,150
4/22/2015	JP Morgan Chase	U.S. Dollars	201,780	Japanese Yen	20,570,000	29,856
6/3/2015	Deutsche Bank	U.S. Dollars	795,175	Japanese Yen	80,680,000	120,507
6/4/2015	JP Morgan Chase	U.S. Dollars	335,898	Japanese Yen	34,284,478	49,199
6/9/2015	Citibank	U.S. Dollars	251,635	Japanese Yen	25,700,000	36,709
6/9/2015	HSBC	U.S. Dollars	376,923	Japanese Yen	38,500,000	54,952
6/10/2015	Barclays	U.S. Dollars	436,403	Japanese Yen	44,560,000	63,749
6/10/2015	Citibank	U.S. Dollars	566,975	Japanese Yen	57,980,000	82,090
6/10/2015	HSBC	U.S. Dollars	464,977	Japanese Yen	47,460,000	68,070
6/11/2015	JP Morgan Chase	U.S. Dollars	430,395	Japanese Yen	43,970,000	62,670
6/11/2015	Deutsche Bank	U.S. Dollars	153,711	Japanese Yen	15,700,000	22,410
6/17/2015	JP Morgan Chase	U.S. Dollars	181,871	Japanese Yen	18,500,000	27,143
6/22/2015	Deutsche Bank	U.S. Dollars	872,238	Japanese Yen	88,820,000	129,331
7/24/2015	JP Morgan Chase	U.S. Dollars	553,825	Japanese Yen	56,000,000	85,125
7/24/2015	Citibank	U.S. Dollars	359,275	Japanese Yen	36,309,000	55,381
7/27/2015	JP Morgan Chase	U.S. Dollars	192,955	Japanese Yen	19,500,000	29,736
10/22/2015	Barclays	U.S. Dollars	184,193	Japanese Yen	19,600,000	19,813
12/21/2015	HSBC	U.S. Dollars	759,299	Japanese Yen	88,800,000	13,541
12/21/2015	Deutsche Bank	U.S. Dollars	758,945	Japanese Yen	88,660,000	14,363
12/22/2015	Barclays	U.S. Dollars	316,554	Japanese Yen	37,430,000	2,203
12/22/2015	Citigroup	U.S. Dollars	494,495	Japanese Yen	58,390,000	4,115
1/8/2015	JP Morgan Chase	U.S. Dollars	4,193	Malaysian Ringgit	13,700	277
1/8/2015	Credit Suisse	U.S. Dollars	491,514	Malaysian Ringgit	1,700,000	5,645
1/9/2015	JP Morgan Chase	U.S. Dollars	2,142	Malaysian Ringgit	7,000	142
1/12/2015	JP Morgan Chase	U.S. Dollars	612	Malaysian Ringgit	2,000	41
3/11/2015	HSBC	U.S. Dollars	730,919	Malaysian Ringgit	2,414,589	44,325
4/2/2015	JP Morgan Chase	U.S. Dollars	1,075,113	Malaysian Ringgit	3,532,500	72,494
5/29/2015	JP Morgan Chase	U.S. Dollars	852,409	Malaysian Ringgit	2,827,440	52,951
7/2/2015	JP Morgan Chase	U.S. Dollars	356,505	Malaysian Ringgit	1,177,500	24,315
1/2/2015	Credit Suisse	U.S. Dollars	3,198,422	Mexican Peso	43,930,000	221,222
1/22/2015	Credit Suisse	U.S. Dollars	14,098	Mexican Peso	205,200	208
2/3/2015	Credit Suisse	U.S. Dollars	2,975,057	Mexican Peso	43,930,000	3,841
1/8/2015	Credit Suisse	U.S. Dollars	992,730	New Zealand Dollar	1,280,000	(4,923)
1/20/2015	Citibank	U.S. Dollars	590,060	New Zealand Dollar	765,000	(5,375)
1/5/2015	Credit Suisse	U.S. Dollars	495,182	Singapore Dollar	650,000	4,572
1/8/2015	Barclays	U.S. Dollars	970,874	South Korea Won	1,085,000,000	(15,813)
1/8/2015	Merrill Lynch	U.S. Dollars	492,595	Taiwan Dollar	15,300,000	8,442
1/12/2015	Merrill Lynch	U.S. Dollars	264,331	Turkish Lira	605,000	5,995
1/12/2015	Credit Suisse	U.S. Dollars	480,559	Turkish Lira	1,100,000	10,858
12/12/2015	Citibank	Uruguayan Peso	2,200,000	U.S. Dollars	84,227	(481)
11/20/2015	Citibank	Uruguayan Peso	2,200,000	U.S. Dollars	83,873	(287)
12/1/2015	Citibank	Uruguayan Peso	3,240,000	U.S. Dollars	125,972	(3,198)
						$4,101,552

Schedule of Open Futures Contracts

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	(34)	(3,489,080)	Mar-15	$(147,812)
				$(147,812)

Schedule of Options Written

Number of Contracts		Value
	Option on Common Stock
	Call Option
16	CVS Caremark Corp. Expiration: January, 2015 Exercise Price: $92.500	$7,360

	Option on Exchange Traded Funds
	Call Option
455	iShares MSCI Japan ETF Expiration: March, 2015 Exercise Price: $13.000	683

Notional Amount
	Option on Currency Contracts
	Call Option
2,600,000	U.S. Dollar - South Korea Won Expiration: January, 2015 Exercise Price: $1,150.000	83

	Total Options Written (Premiums Received $16,811)	$8,126

Credit Default Swaps on Corporate, Indices, and Sovereign -- Buy Protection(1)

Reference Obligation	Implied Credit Spread at December 31, 2014(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bolivarian Republic of Venezuela	42.02%	5.000%	9/20/2019	Bank of America	125,000	$69,524	$27,197	$42,327
Federative Republic of Brazil	1.94%	1.000%	12/20/2019	Bank of America	200,000	8,678	6,622	2,056
Federative Republic of Brazil	1.94%	1.000%	12/20/2019	Bank of America	65,000	2,820	2,239	581
Federative Republic of Brazil	1.94%	1.000%	12/20/2019	Citigroup	125,000	5,423	3,578	1,845
Federative Republic of Brazil	1.94%	1.000%	12/20/2019	Bank of America	100,000	4,339	2,727	1,612
						$90,784	$42,363	$48,421

Credit Default Swaps on Corporate, Indices, and Sovereign -- Sell Protection(2)

Reference Obligation	Implied Credit Spread at December 31, 2014(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean Ltd.	6.47%	1.000%	12/20/2019	Bank of America / Citigroup	175,000	($37,710)	($21,670)	($16,040)
Transocean Ltd.	6.47%	1.000%	12/20/2019	Deutsche Bank	100,000	(21,548)	(13,627)	(7,921)
Transocean Ltd.	6.47%	1.000%	12/20/2019	JP Morgan Chase	150,000	(32,322)	(23,903)	(8,419)
Transocean Ltd.	6.47%	1.000%	12/20/2019	JP Morgan Chase	75,000	(16,160)	(12,451)	(3,709)
Transocean Ltd.	6.47%	1.000%	12/20/2019	Citigroup	25,000	(5,388)	(4,256)	(1,132)
Transocean Ltd.	6.47%	1.000%	12/20/2019	JP Morgan Chase	55,000	(11,852)	(9,679)	(2,173)
Transocean Ltd.	6.47%	1.000%	12/20/2019	Morgan Stanley	35,000	(7,543)	(6,210)	(1,333)
						($132,523)	($91,796)	($40,727)

Centrally Cleared Credit Default Swaps on Credit Indicies -- Buy Protection(1)

Reference Obligation	Implied Credit Spread at December 31, 2014(3)	Fixed Pay Rate	Maturity Date	Clearing Agent	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.23 Index	3.56%	5.000%	12/20/2019	IntercontinentalExchange	380,000	$23,600	$23,556	$44
CDX.NA.HY.23 Index	3.56%	5.000%	12/20/2019	IntercontinentalExchange	380,000	23,600	23,821	(221)
						$47,200	$47,377	($177)

Over-the-Counter Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR	0.926%	10/17/2017	Citigroup	5,190,000	$40,553	$0	$40,553
Receive	3-MO-USD-LIBOR	3.018%	8/22/2023	JP Morgan Chase	7,290,000	(485,150)	0	(485,150)
Receive	3-MO-USD-LIBOR	3.848%	8/22/2043	JP Morgan Chase	4,170,000	(1,003,367)	0	(1,003,367)
						($1,447,964)	$0	($1,447,964)

1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)	The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

GuidePath® Strategic Asset Allocation Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.75%
	Affiliated Mutual Funds - 54.20%
309,520	Altegris® Macro Strategy Fund - Institutional Shares (a)	$2,668,066
516,994	Altegris® Multi-Strategy Alternatives Fund - Institutional Shares	5,257,830
1,317,883	GuideMark® Global Real Return Fund - Institutional Shares	11,017,502
1,238,457	GuideMark® Large Cap Growth Fund - Institutional Shares	18,527,313
1,620,763	GuideMark® Large Cap Value Fund - Institutional Shares	19,919,183
1,120,865	GuideMark® Opportunistic Equity Fund - Institutional Shares	13,853,885
1,426,756	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	23,955,235
5,673,779	GuideMark® World ex-US Fund - Institutional Shares	47,659,742
		142,858,756
	Exchange Traded Funds - 43.55%
119,672	iShares Core MSCI Emerging Markets ETF	5,628,174
159,437	iShares MSCI Canada Index ETF (b)	4,601,352
124,996	iShares MSCI Switzerland Capped ETF (b)	3,961,123
184,747	SPDR S&P 500 ETF Trust	37,965,508
31,661	SPDR S&P 600 Small Cap Growth ETF (b)	5,627,426
58,356	SPDR S&P China ETF (b)	4,647,472
1,002,525	Vanguard FTSE All-World ex-US Index Fund (b)	46,978,322
27,646	Vanguard Global ex-U.S. Real Estate ETF (b)	1,479,614
48,202	Vanguard REIT ETF	3,904,362
		114,793,353
	Total Investment Companies (Cost $204,048,620)	257,652,109

	SHORT TERM INVESTMENTS - 0.77%
	Money Market Funds - 0.77%
2,026,828	Federated Prime Obligations Fund
	Effective Yield, 0.03%	2,026,828
	Total Short Term Investments (Cost $2,026,828)	2,026,828

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.90%
	Money Market Funds - 8.90%
23,465,232	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	23,465,232
	Total Investments Purchased as Securities Lending Collateral (Cost $23,465,232)	23,465,232

	Total Investments (Cost $229,540,680) - 107.42%	283,144,169
	Liabilities in Excess of Other Assets - (7.42)%	(19,564,465)
	TOTAL NET ASSETS - 100.00%	$263,579,704

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$229,540,680
Gross unrealized appreciation	54,909,211
Gross unrealized depreciation	(1,305,722)
Net unrealized appreciation	$53,603,489

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Constrained® Asset Allocation Fund
Schedule of Investments
December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.69%
	Affiliated Mutual Funds - 65.06%
1,713,742	GuideMark® Core Fixed Income Fund - Institutional Shares	$16,366,241
827,587	GuideMark® Large Cap Growth Fund - Institutional Shares	12,380,705
1,010,791	GuideMark® Large Cap Value Fund - Institutional Shares	12,422,627
1,571,193	GuideMark® Opportunistic Equity Fund - Institutional Shares	19,419,951
1,167,921	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	11,130,284
691,747	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	11,614,433
3,878,947	GuideMark® World ex-US Fund - Institutional Shares	32,583,155
		115,917,396
	Exchange Traded Funds - 29.49%
37,115	iShares 10+ Year Credit Bond ETF (a)	2,284,057
173,541	iShares Core MSCI Emerging Markets ETF	8,161,633
8,095	iShares Core U.S. Credit Bond ETF	905,102
62,928	iShares Global Infrastructure ETF (a)	2,652,415
18,863	iShares International Select Dividend ETF (a)	635,494
63,848	iShares U.S. Home Construction ETF (a)	1,652,386
116,733	Market Vectors Unconventional Oil & Gas ETF	2,573,963
11,282	PowerShares DB Gold Fund (b)	441,465
46,249	SPDR Barclays High Yield Bond ETF (a)	1,785,674
120,468	SPDR S&P 500 ETF Trust	24,756,174
2,895	SPDR S&P Dividend ETF	228,126
11,596	Vanguard FTSE Pacific ETF	661,552
16,267	Vanguard Global ex-U.S. Real Estate ETF	870,610
60,993	Vanguard REIT ETF	4,940,433
		52,549,084
	Mutual Funds - 3.14%
110,002	AQR Diversified Arbitrage Fund - Institutional Shares (b)	1,116,523
114,657	Arbitrage Event Driven Fund - Institutional Shares	1,121,341
123,259	DoubleLine Total Return Bond Fund - Institutional Shares	1,352,149
184,436	Iron Strategic Income Fund - Institutional Shares	2,006,661
		5,596,674
	Total Investment Companies (Cost $139,996,412)	174,063,154

	SHORT TERM INVESTMENTS - 0.90%
	Money Market Funds - 0.90%
1,600,568	Federated Prime Obligations Fund
	Effective Yield, 0.03%	1,600,568
	Total Short Term Investments (Cost $1,600,568)	1,600,568

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 2.61%
	Money Market Funds - 2.61%
4,641,680	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	4,641,680
	Total Investments Purchased as Securities Lending Collateral (Cost $4,641,680)	4,641,680

	Total Investments (Cost $146,238,660) - 101.20%	180,305,402
	Liabilities in Excess of Other Assets - (1.20)%	(2,132,096)
	TOTAL NET ASSETS - 100.00%	$178,173,306

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$146,238,660
Gross unrealized appreciation	35,359,429
Gross unrealized depreciation	(1,292,687)
Net unrealized appreciation	$34,066,742

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Tactical Unconstrained® Asset Allocation Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.24%
	Affiliated Mutual Funds - 25.78%
883,685	GuideMark® Core Fixed Income Fund - Institutional Shares	$8,439,196
900,849	GuideMark® Large Cap Growth Fund - Institutional Shares	13,476,700
1,927,230	GuideMark® Large Cap Value Fund - Institutional Shares	23,685,652
2,383,715	GuideMark® Opportunistic Equity Fund - Institutional Shares	29,462,714
1,803,689	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	17,189,156
319,476	GuideMark® Small/Mid Cap Core Fund - Institutional Shares	5,363,998
2,719,033	GuideMark® World ex-US Fund - Institutional Shares	22,839,876
		120,457,292
	Exchange Traded Funds - 60.51%
143,141	iShares Asia 50 ETF (a)	6,734,784
80,900	iShares Barclays Agency Bond Fund (a)	9,149,790
26,090	iShares CMBS ETF	1,335,547
14,355	iShares Core MSCI EAFE (a)	794,119
216,079	iShares Core MSCI Emerging Markets ETF	10,162,195
176,618	iShares Core U.S. Credit Bond ETF (a)	19,747,659
33,029	iShares JPMorgan USD Emerging Markets Bond ETF (a)	3,623,612
147,604	iShares TIPS ETF (a)	16,533,124
34,201	PowerShares DB Gold Fund (a)(b)	1,338,285
382,964	PowerShares DB U.S. Dollar Index Bullish Fund (a)(b)	9,179,647
152,867	PowerShares Senior Loan Portfolio (a)	3,673,394
153,878	SPDR Barclays High Yield Bond ETF (a)	5,941,230
328,925	SPDR Barclays International Treasury Bond ETF (a)	18,199,420
57,592	SPDR Barclays Short Term International Treasury Bond ETF (a)	1,857,918
230,758	SPDR EURO STOXX 50 (a)	8,505,740
329,599	SPDR S&P 500 ETF Trust	67,732,594
69,236	SPDR S&P Emerging Asia Pacific ETF (a)	5,774,975
327,237	Vanguard FTSE Europe ETF (a)	17,150,491
86,987	Vanguard FTSE Pacific ETF (a)	4,962,608
133,520	Vanguard High Dividend Yield ETF (a)	9,179,500
125,477	Vanguard Intermediate-Term Government Bond ETF (a)	8,092,012
208,167	Vanguard Mortgage-Backed Securities ETF	11,034,933
275,262	Vanguard Short-Term Bond Index Fund (a)	22,007,197
189,421	Vanguard Total Bond Market ETF	15,602,608
66,298	WisdomTree Emerging Markets Local Debt Fund (a)	2,757,997
14,741	WisdomTree Europe Hedged Equity Fund (a)	819,894
16,336	WisdomTree Japan Hedged Equity Fund	804,221
		282,695,494
	Mutual Funds - 10.95%
1,163,323	Eaton Vance Floating-Rate Fund - Institutional Shares	10,365,206
927,026	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	9,223,907
274,028	Eaton Vance Income Fund of Boston - Institutional Shares	1,608,542
36,857	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	318,448
298,290	Parametric Absolute Return Fund - Institutional Shares (b)	2,827,789
56,466	Parametric Emerging Markets Fund - Institutional Shares	791,093
595,292	PIMCO CommoditiesPLUS Strategy Fund - Institutional Shares	4,571,843
266,238	Pioneer Strategic Income Fund - Class Y	2,856,737
1,520,579	William Blair Macro Allocation Fund - Class I (c)	18,581,470
		51,145,035
	Total Investment Companies (Cost $436,402,408)	454,297,821

	SHORT TERM INVESTMENTS - 1.60%
	Money Market Funds - 1.60%
7,468,028	Federated Prime Obligations Fund
	Effective Yield, 0.03%	7,468,028
	Total Short Term Investments (Cost $7,468,028)	7,468,028

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 10.26%
	Money Market Funds - 10.26%
47,953,559	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	47,953,559
	Total Investments Purchased as Securities Lending Collateral (Cost $47,953,559)	47,953,559

	Total Investments (Cost $491,823,995) - 109.10%	509,719,408
	Liabilities in Excess of Other Assets - (9.10)%	(42,535,400)
	TOTAL NET ASSETS - 100.00%	$467,184,008

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 1.95% of total net assets as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$491,823,995
Gross unrealized appreciation	23,460,025
Gross unrealized depreciation	(5,564,612)
Net unrealized appreciation	$17,895,413

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Absolute Return Asset Allocation Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.72%
	Affiliated Mutual Funds - 5.83%
1,332,800	GuideMark® Core Fixed Income Fund - Institutional Shares	$12,728,244
426,249	GuideMark® Large Cap Value Fund - Institutional Shares	5,238,601
435,278	GuideMark® World ex-US Fund - Institutional Shares	3,656,339
		21,623,184
	Exchange Traded Funds - 38.23%
120,375	iShares 1-3 Year Treasury Bond ETF (a)	10,165,669
11,577	iShares Core MSCI Emerging Markets ETF	544,466
157,464	iShares JPMorgan USD Emerging Markets Bond ETF (a)	17,275,375
84,304	iShares MBS ETF (a)	9,216,113
33,618	PowerShares DB Agriculture Fund (b)	836,752
8,622	PowerShares DB Base Metals Fund (a)(b)	137,090
15,187	PowerShares DB Energy Fund (a)(b)	265,317
2,547	PowerShares DB Precious Metals Fund (b)	93,358
32,752	PowerShares International Corporate Bond Portfolio (a)	931,467
133,628	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	6,112,145
666,468	SPDR Barclays High Yield Bond ETF (a)	25,732,329
290,129	SPDR Barclays Short Term Corporate Bond ETF	8,875,046
39,524	SPDR S&P 500 ETF Trust	8,122,182
62,178	Vanguard FTSE All-World ex-US Index Fund	2,913,661
106,938	Vanguard Intermediate-Term Corporate Bond ETF (a)	9,207,362
148,950	Vanguard Long-Term Corporate Bond ETF (a)	13,765,959
28,355	Vanguard Mid-Cap Value ETF (a)	2,535,788
417,061	Vanguard Mortgage-Backed Securities ETF	22,108,404
4,738	Vanguard Small-Cap Value ETF (a)	501,138
30,276	Vanguard Total Bond Market ETF	2,493,834
		141,833,455
	Mutual Funds - 53.66%
522,267	Aberdeen Equity Long-Short Fund - Institutional Shares (c)	5,483,804
478,383	BlackRock Low Duration Bond Portfolio - Institutional Shares	4,630,751
333,571	DoubleLine Core Fixed Income Fund - Institutional Shares	3,662,608
673,208	DoubleLine Emerging Markets Fixed Income Bond Fund - Institutional Shares (c)	6,940,776
913,648	DoubleLine Low Duration Bond Fund - Institutional Shares	9,255,255
231,270	DoubleLine Multi-Asset Growth Fund - Institutional Shares (c)	2,199,378
2,227,865	DoubleLine Total Return Bond Fund - Institutional Shares	24,439,677
935,943	Eaton Vance Floating-Rate Fund - Institutional Shares	8,339,252
840,088	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	8,358,878
294,660	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares (c)	2,545,864
1,064,847	John Hancock Funds II - Alternative Asset Allocation Fund - Institutional Shares (c)	15,152,772
1,383,941	JPMorgan Multi-Sector Income Fund - Select Shares	13,880,930
460,071	JPMorgan Research Equity Long/Short Fund - Select Shares	7,862,619
98,677	JPMorgan Systematic Alpha Fund - Institutional Shares	1,484,102
245,894	Parametric Absolute Return Fund - Institutional Shares (b)	2,331,079
6,317,041	Pioneer Strategic Income Fund - Class Y	67,781,854
204,754	Robeco Boston Partners Long/Short Research Fund - Institutional Shares	3,130,687
1,154,475	T. Rowe Price Institutional Floating Rate Fund	11,579,387
		199,059,673
	Total Investment Companies (Cost $361,101,577)	362,516,312

	SHORT TERM INVESTMENTS - 0.04%
	Money Market Funds - 0.04%
156,526	Federated Prime Obligations Fund
	Effective Yield, 0.03%	156,526
	Total Short Term Investments (Cost $156,526)	156,526

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 17.79%
	Money Market Funds - 17.79%
65,975,701	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	65,975,701
	Total Investments Purchased as Securities Lending Collateral (Cost $65,975,701)	65,975,701

	Total Investments (Cost $427,233,804) - 115.55%	428,648,539
	Liabilities in Excess of Other Assets - (15.55)%	(57,681,858)
	TOTAL NET ASSETS - 100.00%	$370,966,681

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 1.75% of total net assets as of December 31, 2014.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$427,233,804
Gross unrealized appreciation	6,298,310
Gross unrealized depreciation	(4,883,575)
Net unrealized appreciation	$1,414,735

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Multi-Asset Income Asset Allocation Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.72%
	Affiliated Mutual Funds - 3.43%
110,110	GuideMark® Core Fixed Income Fund - Institutional Shares	$1,051,550
26,580	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	253,311
395,464	GuideMark® World ex-US Fund - Institutional Shares	3,321,899
		4,626,760
	Exchange Traded Funds - 46.87%
15,122	iShares 7-10 Year Treasury Bond ETF (a)	1,602,781
18,135	iShares 10+ Year Credit Bond ETF	1,116,028
26,068	iShares 20+ Year Treasury Bond ETF (a)	3,282,483
76,470	iShares Global Infrastructure ETF (a)	3,223,211
76,130	iShares iBoxx $ High Yield Corporate Bond ETF (a)	6,821,248
4,274	iShares iBoxx $ Investment Grade Corporate Bond ETF	510,358
98,574	iShares International Select Dividend ETF (a)	3,320,958
69,134	iShares JPMorgan USD Emerging Markets Bond ETF (a)	7,584,690
30,911	iShares MSCI Australia ETF	685,297
52,648	iShares U.S. Preferred Stock ETF (a)	2,076,437
34,624	iShares U.S. Real Estate ETF (a)	2,660,508
292,160	PowerShares International Dividend Achievers Portfolio (a)	5,115,722
39,803	SPDR Barclays High Yield Bond ETF (a)	1,536,794
38,864	SPDR Barclays Short Term High Yield Bond ETF	1,123,558
28,220	SPDR Dow Jones International Real Estate ETF (a)	1,173,105
9,088	Vanguard Global ex-U.S. Real Estate ETF (a)	486,390
44,110	Vanguard REIT ETF	3,572,910
18,914	WisdomTree Emerging Markets Equity Income Fund (a)	797,414
19,573	WisdomTree Emerging Markets SmallCap Dividend Fund	844,771
166,140	WisdomTree Equity Income Fund	10,225,916
74,255	WisdomTree International SmallCap Dividend Fund (a)	4,122,638
20,193	WisdomTree SmallCap Dividend Fund	1,432,088
		63,315,305
	Mutual Funds - 47.42%
2,939,528	BlackRock Multi-Asset Income Fund - Institutional Shares	33,040,299
476,670	Forward EM Corporate Debt Fund - Institutional Shares	4,147,028
566,800	Forward International Dividend Fund - Institutional Shares	4,120,635
42,905	Forward Select EM Dividend Fund - Institutional Shares	846,085
198,588	Forward Select Income Fund - Institutional Shares	5,050,098
327,060	JPMorgan Global Equity Income Fund - Select Shares	5,216,612
458,377	JPMorgan High Yield Fund - Select Shares	3,479,079
498,839	JPMorgan Income Builder Fund - Select Shares	5,083,169
222,967	JPMorgan Multi-Sector Income Fund - Select Shares	2,236,357
84,272	T. Rowe Price Institutional Floating Rate Fund	845,245
		64,064,607
	Total Investment Companies (Cost $129,309,746)	132,006,672

	SHORT TERM INVESTMENTS - 0.78%
	Money Market Funds - 0.78%
1,050,630	Federated Prime Obligations Fund
	Effective Yield, 0.03%	1,050,630
	Total Short Term Investments (Cost $1,050,630)	1,050,630

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 14.44%
	Money Market Funds - 14.44%
19,515,997	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	19,515,997
	Total Investments Purchased as Securities Lending Collateral (Cost $19,515,997)	19,515,997

	Total Investments (Cost $149,876,373) - 112.94%	152,573,299
	Liabilities in Excess of Other Assets - (12.94)%	(17,480,552)
	TOTAL NET ASSETS - 100.00%	$135,092,747

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$149,876,373
Gross unrealized appreciation	4,707,722
Gross unrealized depreciation	(2,010,796)
Net unrealized appreciation	$2,696,926

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Fixed Income Allocation Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 97.00%
	Affiliated Mutual Funds - 36.04%
3,442,187	GuideMark® Core Fixed Income Fund - Institutional Shares	$32,872,882
2,274,055	GuideMark® Opportunistic Fixed Income Fund - Institutional Shares	21,671,745
		54,544,627
	Exchange Traded Funds - 55.54%
85,040	iShares 1-3 Year Treasury Bond ETF (a)	7,181,628
86,333	iShares 7-10 Year Treasury Bond ETF (a)	9,150,435
39,673	iShares 10+ Year Credit Bond ETF (a)	2,441,476
11,447	iShares 20+ Year Treasury Bond ETF (a)	1,441,406
37,300	iShares Core U.S. Credit Bond ETF (a)	4,170,513
12,284	iShares JPMorgan USD Emerging Markets Bond ETF (a)	1,347,678
162,714	PowerShares Senior Loan Portfolio (a)	3,910,017
107,177	SPDR Barclays High Yield Bond ETF (a)	4,138,104
99,819	SPDR Barclays Short Term High Yield Bond ETF	2,885,767
77,686	SPDR Barclays TIPS ETF (a)	4,348,862
13,806	SPDR DB International Government Inflation-Protected Bond ETF	786,252
171,160	Vanguard Mortgage-Backed Securities ETF	9,073,192
396,939	Vanguard Total Bond Market ETF	32,695,866
11,632	WisdomTree Emerging Markets Local Debt Fund (a)	483,891
		84,055,087
	Mutual Funds - 5.42%
357,519	DoubleLine Total Return Bond Fund - Institutional Shares	3,921,980
288,284	Loomis Sayles Bond Fund - Institutional Shares	4,275,252
0	PIMCO Unconstrained Bond Fund - Institutional Shares	1
		8,197,233
	Total Investment Companies (Cost $146,762,688)	146,796,947

	SHORT TERM INVESTMENTS - 2.25%
	Money Market Funds - 2.25%
3,407,728	Federated Prime Obligations Fund
	Effective Yield, 0.03%	3,407,728
	Total Short Term Investments (Cost $3,407,728)	3,407,728

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 13.82%
	Money Market Funds - 13.82%
20,918,555	Mount Vernon Prime Portfolio
	Effective Yield, 0.27%	20,918,555
	Total Investments Purchased as Securities Lending Collateral (Cost $20,918,555)	20,918,555

	Total Investments (Cost $171,088,971) - 113.07%	171,123,230
	Liabilities in Excess of Other Assets - (13.07)%	(19,776,150)
	TOTAL NET ASSETS - 100.00%	$151,347,080

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$171,088,971
Gross unrealized appreciation	1,372,263
Gross unrealized depreciation	(1,338,004)
Net unrealized appreciation	$34,259

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

GuidePath® Altegris® Diversified Alternatives Allocation Fund

Schedule of Investments

December 31, 2014 (Unaudited)

Number of Shares		Value
	INVESTMENT COMPANIES - 98.06%
	Affiliated Mutual Funds - 98.06%
220,080	Altegris®/AACA Real Estate Long Short Fund - Institutional Shares	$2,689,383
4,565,022	Altegris® Equity Long Short Fund - Institutional Shares (a)	49,210,935
2,812,215	Altegris® Fixed Income Long Short Fund - Institutional Shares (a)	29,303,276
739,099	Altegris® Futures Evolution Strategy Fund - Institutional Shares	8,130,087
901,655	Altegris® Macro Strategy Fund - Institutional Shares (b)	7,772,263
524,329	Altegris® Managed Futures Strategy Fund - Institutional Shares (b)	5,106,965
		102,212,909
	Total Investment Companies (Cost $96,152,673)	102,212,909

	SHORT TERM INVESTMENTS - 0.14%
	Money Market Funds - 0.14%
147,354	Federated Prime Obligations Fund
	Effective Yield, 0.03%	147,354
	Total Short Term Investments (Cost $147,354)	147,354

	Total Investments (Cost $96,300,027) - 98.20%	102,360,263
	Other Assets in Excess of Liabilities - 1.80%	1,873,224
	TOTAL NET ASSETS - 100.00%	$104,233,487

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

Cost of investments	$96,300,027
Gross unrealized appreciation	6,060,236
Gross unrealized depreciation	0
Net unrealized appreciation	$6,060,236

*	Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts, futures, swaps and options.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts, futures, swaps and options derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2014 :

GuideMark® Global Real Return Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$62,916,324	$-	$-	$62,916,324
Short Term Investments	2,773,303	-	-	2,773,303
Investments Purchased as Securities Lending Collateral	15,040,046	-	-	15,040,046
Total Investments in Securities	$80,729,673	$-	$-	$80,729,673

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuideMark® Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$2,318,526	$22,430	$-	$2,340,956
Convertible Preferred Stock	1,301,925	274,230	-	1,576,155
Investment Companies	402,582	-	-	402,582
Preferred Stock	24,237	327,954	-	352,191
Total Equity	4,047,270	624,614	-	4,671,884
Fixed Income
Asset Backed Securities	-	1,980,796	-	1,980,796
Bank Loans	-	8,531,377	-	8,531,377
Collateralized Mortgage Obligations	-	31,200,663	-	31,200,663
Convertible Obligations	-	2,631,519	-	2,631,519
Corporate Obligations	-	30,743,321	-	30,743,321
Foreign Government Obligations	-	59,659,997	-	59,659,997
Mortgage Backed Securities	-	28,505,757	-	28,505,757
Total Fixed Income	-	163,253,430	-	163,253,430
Purchased Options	9,100	125,159	-	134,259
Short Term Investments	11,605,427	18,347,219	-	29,952,646
Total Investments in Securities	$15,661,797	$182,350,422	$-	$198,012,219

Other Financial Instruments*
Forward Currency Contracts	$-	$4,101,552	$-	$4,101,552
Futures	(147,812)	-	-	(147,812)
Swaps	-	(1,440,447)	-	(1,440,447)
Written Options	8,043	83	-	8,126

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, swaps and written options. Forward currency contracts, futures and swaps are reflected at the unrealized appreciation (depreciation) on the instrument, while written options are reflected at value.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

Description	Investments in Securities
Transfers into Level 1	$-
Transfers out of Level 1	60,056
Net Transfers into/(out of) Level 1	$60,056

Transfers into Level 2	$60,056
Transfers out of Level 2	-
Net Transfers into/(out of) Level 2	$60,056

Transfers were made due to a decrease in the level of inputs utilized for such securities in accordance with the fair value hierarchy. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$257,652,109	$-	$-	$257,652,109
Short Term Investments	2,026,828	-	-	2,026,828
Investments Purchased as Securities Lending Collateral	23,465,232	-	-	23,465,232
Total Investments in Securities	$283,144,169	$-	$-	$283,144,169

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Constrained® Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$174,063,154	$-	$-	$174,063,154
Short Term Investments	1,600,568	-	-	1,600,568
Investments Purchased as Securities Lending Collateral	4,641,680	-	-	4,641,680
Total Investments in Securities	$180,305,402	$-	$-	$180,305,402

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Tactical Unconstrained® Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$454,297,821	$-	$-	$454,297,821
Short Term Investments	7,468,028	-	-	7,468,028
Investments Purchased as Securities Lending Collateral	47,953,559	-	-	47,953,559
Total Investments in Securities	$509,719,408	$-	$-	$509,719,408

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$362,516,312	$-	$-	$362,516,312
Short Term Investments	156,526	-	-	156,526
Investments Purchased as Securities Lending Collateral	65,975,701	-	-	65,975,701
Total Investments in Securities	$428,648,539	$-	$-	$428,648,539

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$132,006,672	$-	$-	$132,006,672
Short Term Investments	1,050,630	-	-	1,050,630
Investments Purchased as Securities Lending Collateral	19,515,997	-	-	19,515,997
Total Investments in Securities	$152,573,299	$-	$-	$152,573,299

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$146,796,947	$-	$-	$146,796,947
Short Term Investments	3,407,728	-	-	3,407,728
Investments Purchased as Securities Lending Collateral	20,918,555	-	-	20,918,555
Total Investments in Securities	$171,123,230	$-	$-	$171,123,230

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

GuidePath® Altegris® Diversified Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Investment Companies	$102,212,909	$-	$-	$102,212,909
Short Term Investments	147,354	-	-	147,354
Total Investments in Securities	$102,360,263	$-	$-	$102,360,263

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1, 2, or 3. Transfers between levels are recognized at the end of the reporting period.

Derivative Instruments and Hedging Activities

GuideMark® Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet -- Values of Derivative Instruments as of December 31, 2014

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Credit Contracts - Swaps	Appreciation on Swap Agreements	$48,465	Depreciation on Swap Agreements	$40,948
Interest Rate Contracts - Swaps	Appreciation on Swap Agreements	40,553	Depreciation on Swap Agreements	1,488,517
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation of forward currency contracts	6,680,303	Depreciation of forward currency contracts	2,578,751
Equity Contracts - Futures*	Unrealized appreciation on futures contracts	-	Unrealized depreciation on futures contracts	147,812
Equity Contracts - Options	Investments, at Value	9,100	Options Written, at Value	8,043
Foreign Exchange Contracts - Options	Investments, at Value	118,304	Options Written, at Value	83
Interest Rate Contracts - Options	Investments, at Value	6,855	Options Written, at Value	-
Total		$6,903,580		$4,264,154

*Includes cumulative appreciation/depreciation as reported on the Schedule of Investments.

The average monthly market value of purchased and written options during the period ended December 31, 2014 were as follows:

Long Positions		Short Positions
Purchased Options	$58,295	Written Options	($5,051)

The average monthly notional amount of futures, forwards, and swaps during the period ended December 31, 2014 were as follows:

Long Positions		Short Positions		Cross Positions
Futures	$0	Futures	$11,693,415	Futures	-
Forwards	$65,388,008	Forwards	$40,443,895	Forwards	$16,883,935
Swaps	$16,834,000	Swaps	-	Swaps	-

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/17/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	02/17/2015

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	02/17/2015